FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio**	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio**
ASSETS
Investment in the portfolios, at fair value	$1,781,071,891	$454,127,042	$—	$608,550,344	$—
Net Assets	$1,781,071,891	$454,127,042	$—	$608,550,344	$—

NET ASSETS, representing:
Accumulation units	$1,776,114,126	$453,992,881	$—	$608,521,207	$—
Contracts in payout (annuitization) period	4,957,765	134,161	—	29,137	—
	$1,781,071,891	$454,127,042	$—	$608,550,344	$—

Units outstanding	16,926,800	37,045,963	—	20,726,190	—

Portfolio shares held	16,125,594	454,127,042	—	22,340,321	—
Portfolio net asset value per share	$110.45	$1.00	$—	$27.24	$—
Investment in portfolio shares, at cost	$1,036,758,092	$454,127,042	$—	$499,236,058	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	1/24/2025**	12/31/2025	2/7/2025**

INVESTMENT INCOME
Dividend income	$—	$17,078,397	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	22,794,067	5,539,210	61,879	7,425,223	111,858

NET INVESTMENT INCOME (LOSS)	(22,794,067)	11,539,187	(61,879)	(7,425,223)	(111,858)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	162,680,518	—	11,896,728	17,241,722	12,076,484
Net change in unrealized appreciation (depreciation) on investments	111,765,836	—	(10,535,771)	40,538,073	(10,791,421)
NET GAIN (LOSS) ON INVESTMENTS	274,446,354	—	1,360,957	57,779,795	1,285,063

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$251,652,287	$11,539,187	$1,299,078	$50,354,572	$1,173,205

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Small-Cap Equity Portfolio	AST T. Rowe Price Natural Resources Portfolio**	AST MFS Global Equity Portfolio**	AST International Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$982,475,597	$479,987,536	$—	$—	$474,846,769
Net Assets	$982,475,597	$479,987,536	$—	$—	$474,846,769

NET ASSETS, representing:
Accumulation units	$977,370,591	$478,606,314	$—	$—	$473,687,106
Contracts in payout (annuitization) period	5,105,006	1,381,222	—	—	1,159,663
	$982,475,597	$479,987,536	$—	$—	$474,846,769

Units outstanding	18,560,456	7,431,489	—	—	9,933,513

Portfolio shares held	16,098,240	5,574,768	—	—	13,308,486
Portfolio net asset value per share	$61.03	$86.10	$—	$—	$35.68
Investment in portfolio shares, at cost	$773,037,010	$424,814,157	$—	$—	$315,349,655

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Small-Cap Equity Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST International Equity Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	1/24/2025**	1/24/2025**	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	12,813,782	6,039,037	50,270	92,895	5,999,427

NET INVESTMENT INCOME (LOSS)	(12,813,782)	(6,039,037)	(50,270)	(92,895)	(5,999,427)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,872,292	12,351,627	9,716,257	28,902,150	30,874,731
Net change in unrealized appreciation (depreciation) on investments	113,408,862	19,565,842	(3,819,128)	(25,218,756)	96,106,486
NET GAIN (LOSS) ON INVESTMENTS	141,281,154	31,917,469	5,897,129	3,683,394	126,981,217

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$128,467,372	$25,878,432	$5,846,859	$3,590,499	$120,981,790

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,176,861,171	$781,718,216	$4,069,046,282	$736,960,962	$361,112,599
Net Assets	$3,176,861,171	$781,718,216	$4,069,046,282	$736,960,962	$361,112,599

NET ASSETS, representing:
Accumulation units	$3,176,434,992	$781,381,492	$4,069,030,317	$736,960,962	$361,112,599
Contracts in payout (annuitization) period	426,179	336,724	15,965	—	—
	$3,176,861,171	$781,718,216	$4,069,046,282	$736,960,962	$361,112,599

Units outstanding	98,722,827	41,837,380	144,350,814	35,127,521	15,417,496

Portfolio shares held	84,378,783	35,468,159	126,998,948	31,108,525	13,489,451
Portfolio net asset value per share	$37.65	$22.04	$32.04	$23.69	$26.77
Investment in portfolio shares, at cost	$1,716,547,302	$610,976,358	$3,321,099,344	$579,812,945	$263,916,447

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	43,194,754	10,607,362	51,209,129	10,118,592	4,147,408

NET INVESTMENT INCOME (LOSS)	(43,194,754)	(10,607,362)	(51,209,129)	(10,118,592)	(4,147,408)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	307,685,273	34,446,134	298,103,323	38,899,537	21,433,622
Net change in unrealized appreciation (depreciation) on investments	160,739,123	61,534,237	233,643,992	39,489,128	19,361,423
NET GAIN (LOSS) ON INVESTMENTS	468,424,396	95,980,371	531,747,315	78,388,665	40,795,045

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$425,229,642	$85,373,009	$480,538,186	$68,270,073	$36,647,637

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	Davis Equity Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	ProFund VP Asia 30	ProFund VP Banks
ASSETS
Investment in the portfolios, at fair value	$1,358,140,726	$1,080,128	$524,453	$3,480,734	$3,378,705
Net Assets	$1,358,140,726	$1,080,128	$524,453	$3,480,734	$3,378,705

NET ASSETS, representing:
Accumulation units	$1,353,757,743	$1,080,128	$524,453	$3,480,734	$3,378,705
Contracts in payout (annuitization) period	4,382,983	—	—	—	—
	$1,358,140,726	$1,080,128	$524,453	$3,480,734	$3,378,705

Units outstanding	97,993,606	24,063	5,163	119,629	239,118

Portfolio shares held	94,446,504	172,269	35,010	74,838	94,774
Portfolio net asset value per share	$14.38	$6.27	$14.98	$46.51	$35.65
Investment in portfolio shares, at cost	$1,260,257,847	$1,130,928	$509,952	$3,325,787	$3,304,857

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	Davis Equity Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	ProFund VP Asia 30	ProFund VP Banks
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$10,230	$—	$166,385	$37,499

EXPENSES
Charges for mortality and expense risk,
and for administration	16,991,981	13,800	4,695	48,686	34,336

NET INVESTMENT INCOME (LOSS)	(16,991,981)	(3,570)	(4,695)	117,699	3,163

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	154,904	60,346	—	—
Net realized gain (loss) on shares redeemed	(5,575,524)	(48,362)	(6,277)	542,554	152,087
Net change in unrealized appreciation (depreciation) on investments	98,281,676	122,232	41,754	67,003	114,667
NET GAIN (LOSS) ON INVESTMENTS	92,706,152	228,774	95,823	609,557	266,754

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$75,714,171	$225,204	$91,128	$727,256	$269,917

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull
ASSETS
Investment in the portfolios, at fair value	$993,994	$5,457,245	$3,623,750	$8,798,752	$14,003,737
Net Assets	$993,994	$5,457,245	$3,623,750	$8,798,752	$14,003,737

NET ASSETS, representing:
Accumulation units	$993,962	$5,457,245	$3,623,750	$8,798,752	$14,003,737
Contracts in payout (annuitization) period	32	—	—	—	—
	$993,994	$5,457,245	$3,623,750	$8,798,752	$14,003,737

Units outstanding	1,823,661	97,299	112,278	104,876	296,996

Portfolio shares held	108,990	109,738	46,298	193,379	218,672
Portfolio net asset value per share	$9.12	$49.73	$78.27	$45.50	$64.04
Investment in portfolio shares, at cost	$1,176,558	$4,429,314	$3,838,147	$7,858,958	$13,698,014

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$29,957	$—	$8,293	$57,450	$58,050

EXPENSES
Charges for mortality and expense risk,
and for administration	11,697	50,886	43,112	102,197	194,266

NET INVESTMENT INCOME (LOSS)	18,260	(50,886)	(34,819)	(44,747)	(136,216)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	337,813	491,527	1,038,041	741,898
Net realized gain (loss) on shares redeemed	(50,593)	(1,437,839)	86,275	1,289,103	1,335,754
Net change in unrealized appreciation (depreciation) on investments	(138,363)	2,476,681	(325,653)	(654,891)	(198,608)
NET GAIN (LOSS) ON INVESTMENTS	(188,956)	1,376,655	252,149	1,672,253	1,879,044

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(170,696)	$1,325,769	$217,330	$1,627,506	$1,742,828

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials
ASSETS
Investment in the portfolios, at fair value	$6,786,926	$6,066,494	$7,405,657	$4,384,713	$8,886,396
Net Assets	$6,786,926	$6,066,494	$7,405,657	$4,384,713	$8,886,396

NET ASSETS, representing:
Accumulation units	$6,786,926	$6,066,494	$7,384,273	$4,382,066	$8,886,396
Contracts in payout (annuitization) period	—	—	21,384	2,647	—
	$6,786,926	$6,066,494	$7,405,657	$4,384,713	$8,886,396

Units outstanding	158,404	203,267	270,833	215,189	354,160

Portfolio shares held	93,989	215,124	201,514	139,953	150,566
Portfolio net asset value per share	$72.21	$28.20	$36.75	$31.33	$59.02
Investment in portfolio shares, at cost	$6,172,835	$6,733,065	$7,887,268	$3,798,738	$7,507,189

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$56,234	$168,016	$97,321	$681

EXPENSES
Charges for mortality and expense risk,
and for administration	99,195	83,427	96,927	54,957	129,410

NET INVESTMENT INCOME (LOSS)	(99,195)	(27,193)	71,089	42,364	(128,729)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	510,115	618,797	937,596	136,812	136,841
Net realized gain (loss) on shares redeemed	296,824	(1,314,969)	(960,686)	408,761	891,833
Net change in unrealized appreciation (depreciation) on investments	(532,776)	615,106	259,197	413,680	9,757
NET GAIN (LOSS) ON INVESTMENTS	274,163	(81,066)	236,107	959,253	1,038,431

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$174,968	$(108,259)	$307,196	$1,001,617	$909,702

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP U.S. Government Plus	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet
ASSETS
Investment in the portfolios, at fair value	$1,811,981	$16,636,252	$1,988,890	$6,348,374	$6,444,587
Net Assets	$1,811,981	$16,636,252	$1,988,890	$6,348,374	$6,444,587

NET ASSETS, representing:
Accumulation units	$1,811,981	$16,594,288	$1,988,890	$6,348,374	$6,444,587
Contracts in payout (annuitization) period	—	41,964	—	—	—
	$1,811,981	$16,636,252	$1,988,890	$6,348,374	$6,444,587

Units outstanding	147,202	429,340	83,385	131,974	43,333

Portfolio shares held	172,078	262,401	76,940	62,539	223,228
Portfolio net asset value per share	$10.53	$63.40	$25.85	$101.51	$28.87
Investment in portfolio shares, at cost	$1,905,457	$17,310,825	$1,884,357	$5,669,956	$5,113,279

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP U.S. Government Plus	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$63,923	$708	$48,068	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	26,575	220,233	25,533	85,786	79,511

NET INVESTMENT INCOME (LOSS)	37,348	(219,525)	22,535	(85,786)	(79,511)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,828,963	—	148,618	56,711
Net realized gain (loss) on shares redeemed	(256,521)	(929,737)	(19,517)	247,494	746,748
Net change in unrealized appreciation (depreciation) on investments	109,151	1,132,903	99,613	553,434	(196,422)
NET GAIN (LOSS) ON INVESTMENTS	(147,370)	2,032,129	80,096	949,546	607,037

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(110,022)	$1,812,604	$102,631	$863,760	$527,526

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals
ASSETS
Investment in the portfolios, at fair value	$3,003,565	$16,783,819	$11,899,599	$8,555,142	$1,576,092
Net Assets	$3,003,565	$16,783,819	$11,899,599	$8,555,142	$1,576,092

NET ASSETS, representing:
Accumulation units	$3,003,565	$16,760,363	$11,899,599	$8,555,142	$1,576,092
Contracts in payout (annuitization) period	—	23,456	—	—	—
	$3,003,565	$16,783,819	$11,899,599	$8,555,142	$1,576,092

Units outstanding	94,140	702,591	289,171	212,612	65,059

Portfolio shares held	42,884	261,471	311,263	200,637	38,564
Portfolio net asset value per share	$70.04	$64.19	$38.23	$42.64	$40.87
Investment in portfolio shares, at cost	$2,792,705	$12,477,846	$12,005,816	$8,536,932	$1,341,475

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$121,989	$260,703	$—	$23,088	$3,327

EXPENSES
Charges for mortality and expense risk,
and for administration	32,790	146,753	160,595	109,621	16,707

NET INVESTMENT INCOME (LOSS)	89,199	113,950	(160,595)	(86,533)	(13,380)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	454,569	—	1,101,166	660,322	—
Net realized gain (loss) on shares redeemed	(184,391)	4,885,673	(89,100)	90,078	120,664
Net change in unrealized appreciation (depreciation) on investments	319,487	5,292,354	(360,244)	(321,008)	294,384
NET GAIN (LOSS) ON INVESTMENTS	589,665	10,178,027	651,822	429,392	415,048

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$678,864	$10,291,977	$491,227	$342,859	$401,668

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Nasdaq-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$3,877,050	$1,573,875	$30,105,516	$20,877,417	$8,657,279
Net Assets	$3,877,050	$1,573,875	$30,105,516	$20,877,417	$8,657,279

NET ASSETS, representing:
Accumulation units	$3,877,050	$1,573,875	$29,969,036	$20,877,417	$8,657,279
Contracts in payout (annuitization) period	—	—	136,480	—	—
	$3,877,050	$1,573,875	$30,105,516	$20,877,417	$8,657,279

Units outstanding	126,267	964,827	450,694	162,107	204,716

Portfolio shares held	83,593	60,026	433,111	524,032	295,168
Portfolio net asset value per share	$46.38	$26.22	$69.51	$39.84	$29.33
Investment in portfolio shares, at cost	$4,005,192	$1,685,631	$27,419,791	$20,881,266	$8,661,471

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Nasdaq-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$60,637	$63,228	$114,001	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	53,956	22,764	384,653	236,589	124,932

NET INVESTMENT INCOME (LOSS)	6,681	40,464	(270,652)	(236,589)	(124,932)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	110,613	1,992,384	9,211,649	742,774
Net realized gain (loss) on shares redeemed	110,334	(124,410)	2,286,764	(2,326,040)	139,396
Net change in unrealized appreciation (depreciation) on investments	(155,397)	(38,005)	848,189	(721,138)	(552,059)
NET GAIN (LOSS) ON INVESTMENTS	(45,063)	(51,802)	5,127,337	6,164,471	330,111

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(38,382)	$(11,338)	$4,856,685	$5,927,882	$205,179
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology
ASSETS
Investment in the portfolios, at fair value	$32,196	$150,023	$87,907	$6,312,864	$9,156,420
Net Assets	$32,196	$150,023	$87,907	$6,312,864	$9,156,420

NET ASSETS, representing:
Accumulation units	$32,196	$150,023	$87,907	$6,312,864	$9,156,420
Contracts in payout (annuitization) period	—	—	—	—	—
	$32,196	$150,023	$87,907	$6,312,864	$9,156,420

Units outstanding	62,189	1,178,468	174,457	195,976	164,661

Portfolio shares held	5,523	19,897	5,180	140,692	121,261
Portfolio net asset value per share	$5.83	$7.54	$16.97	$44.87	$75.51
Investment in portfolio shares, at cost	$32,159	$152,011	$89,728	$5,920,130	$8,777,689

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$1,075	$20,440	$4,804	$22,391	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	478	4,703	1,787	83,812	96,885

NET INVESTMENT INCOME (LOSS)	597	15,737	3,017	(61,421)	(96,885)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	287,145	1,811,143
Net realized gain (loss) on shares redeemed	(12,979)	(107,928)	(23,268)	13,226	692,361
Net change in unrealized appreciation (depreciation) on investments	(1,014)	20,254	(2,463)	(14,230)	(767,397)
NET GAIN (LOSS) ON INVESTMENTS	(13,993)	(87,674)	(25,731)	286,141	1,736,107

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(13,396)	$(71,937)	$(22,714)	$224,720	$1,639,222
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Communication Services	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities
ASSETS
Investment in the portfolios, at fair value	$4,238,132	$5,732,888	$92,238,572	$2,881,317	$11,154,995
Net Assets	$4,238,132	$5,732,888	$92,238,572	$2,881,317	$11,154,995

NET ASSETS, representing:
Accumulation units	$4,238,132	$5,727,856	$92,238,572	$2,881,317	$11,154,995
Contracts in payout (annuitization) period	—	5,032	—	—	—
	$4,238,132	$5,732,888	$92,238,572	$2,881,317	$11,154,995

Units outstanding	221,862	84,484	1,460,953	88,975	315,817

Portfolio shares held	69,284	137,876	1,808,954	170,089	222,300
Portfolio net asset value per share	$61.17	$41.58	$50.99	$16.94	$50.18
Investment in portfolio shares, at cost	$3,619,502	$5,510,234	$50,179,402	$2,848,214	$9,667,916

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Communication Services	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$53,969	$187,985	$26,446	$160,862

EXPENSES
Charges for mortality and expense risk,
and for administration	62,043	61,836	807,650	34,497	159,007

NET INVESTMENT INCOME (LOSS)	(62,043)	(7,867)	(619,665)	(8,051)	1,855

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	8,257,211	—	5,186
Net realized gain (loss) on shares redeemed	977,380	(119,396)	11,496,029	(24,472)	715,990
Net change in unrealized appreciation (depreciation) on investments	(195,875)	118,597	1,446,129	271,979	569,965
NET GAIN (LOSS) ON INVESTMENTS	781,505	(799)	21,199,369	247,507	1,291,141

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$719,462	$(8,666)	$20,579,704	$239,456	$1,292,996
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund
ASSETS
Investment in the portfolios, at fair value	$23,394,632	$9,888,399	$1,797,277	$10,791,762	$6,886
Net Assets	$23,394,632	$9,888,399	$1,797,277	$10,791,762	$6,886

NET ASSETS, representing:
Accumulation units	$23,298,726	$9,888,399	$1,797,277	$10,791,762	$6,886
Contracts in payout (annuitization) period	95,906	—	—	—	—
	$23,394,632	$9,888,399	$1,797,277	$10,791,762	$6,886

Units outstanding	379,258	326,447	38,126	171,355	10,887

Portfolio shares held	314,233	208,352	6,985	111,566	75
Portfolio net asset value per share	$74.45	$47.46	$257.32	$96.73	$91.61
Investment in portfolio shares, at cost	$20,621,194	$10,033,324	$753,863	$5,387,074	$11,753

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$63,663	$—	$3,274	$676

EXPENSES
Charges for mortality and expense risk,
and for administration	317,647	143,028	22,752	145,412	105

NET INVESTMENT INCOME (LOSS)	(317,647)	(79,365)	(22,752)	(142,138)	571

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,000,856	1,213,576	—	595,229	—
Net realized gain (loss) on shares redeemed	2,551,249	10,047	89,821	966,688	(144)
Net change in unrealized appreciation (depreciation) on investments	(614,366)	(196,769)	221,582	266,182	(1,442)
NET GAIN (LOSS) ON INVESTMENTS	3,937,739	1,026,854	311,403	1,828,099	(1,586)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,620,092	$947,489	$288,651	$1,685,961	$(1,015)
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST PGIM Aggressive Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$15,688,412	$22,172,151	$14,426,626	$901,411	$2,685,937,498
Net Assets	$15,688,412	$22,172,151	$14,426,626	$901,411	$2,685,937,498

NET ASSETS, representing:
Accumulation units	$15,651,101	$22,167,157	$14,426,626	$901,411	$2,685,616,828
Contracts in payout (annuitization) period	37,311	4,994	—	—	320,670
	$15,688,412	$22,172,151	$14,426,626	$901,411	$2,685,937,498

Units outstanding	328,751	632,917	179,408	21,060	107,776,635

Portfolio shares held	524,871	863,065	721,331	93,897	93,554,075
Portfolio net asset value per share	$29.89	$25.69	$20.00	$9.60	$28.71
Investment in portfolio shares, at cost	$14,663,418	$16,955,188	$13,933,188	$949,300	$1,868,309,499

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST PGIM Aggressive Multi-Asset Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$176,221	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	189,175	270,668	200,615	12,133	31,683,905

NET INVESTMENT INCOME (LOSS)	(189,175)	(270,668)	(24,394)	(12,133)	(31,683,905)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	603,678	2,366,603	1,220,024	49,925	—
Net realized gain (loss) on shares redeemed	140,634	(801,476)	428,390	(7,195)	137,592,608
Net change in unrealized appreciation (depreciation) on investments	1,380,873	2,359,832	(279,871)	35,030	237,849,502
NET GAIN (LOSS) ON INVESTMENTS	2,125,185	3,924,959	1,368,543	77,760	375,442,110

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,936,010	$3,654,291	$1,344,149	$65,627	$343,758,205
The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Multi-Asset Diversified Portfolio	AST Investment Grade Bond Portfolio	AST Emerging Markets Equity Portfolio**	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$968,220,680	$1,984,756,165	$—	$1,781,359	$13,071,428
Net Assets	$968,220,680	$1,984,756,165	$—	$1,781,359	$13,071,428

NET ASSETS, representing:
Accumulation units	$968,220,680	$1,984,756,165	$—	$1,781,359	$13,056,875
Contracts in payout (annuitization) period	—	—	—	—	14,553
	$968,220,680	$1,984,756,165	$—	$1,781,359	$13,071,428

Units outstanding	33,552,496	105,830,744	—	30,166	218,614

Portfolio shares held	29,023,402	206,101,367	—	85,396	568,818
Portfolio net asset value per share	$33.36	$9.63	$—	$20.86	$22.98
Investment in portfolio shares, at cost	$601,162,157	$1,854,176,801	$—	$2,093,524	$14,672,879

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Multi-Asset Diversified Portfolio	AST Investment Grade Bond Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	1/10/2025**	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	12,698,320	29,917,640	16,554	23,916	171,874

NET INVESTMENT INCOME (LOSS)	(12,698,320)	(29,917,640)	(16,554)	(23,916)	(171,874)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	586,837	4,259,798
Net realized gain (loss) on shares redeemed	61,797,858	175,016,267	5,045,181	(15,528)	(1,038,382)
Net change in unrealized appreciation (depreciation) on investments	75,073,347	9,656,029	(5,814,485)	(333,306)	(1,412,581)
NET GAIN (LOSS) ON INVESTMENTS	136,871,205	184,672,296	(769,304)	238,003	1,808,835

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$124,172,885	$154,754,656	$(785,858)	$214,087	$1,636,961

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$9,616,488	$29,314,096	$15,618,778	$114,852	$7,118,326
Net Assets	$9,616,488	$29,314,096	$15,618,778	$114,852	$7,118,326

NET ASSETS, representing:
Accumulation units	$9,592,898	$29,314,096	$15,601,561	$114,852	$7,118,326
Contracts in payout (annuitization) period	23,590	—	17,217	—	—
	$9,616,488	$29,314,096	$15,618,778	$114,852	$7,118,326

Units outstanding	241,764	1,166,398	472,216	10,178	108,812

Portfolio shares held	929,129	962,064	573,798	12,271	125,190
Portfolio net asset value per share	$10.35	$30.47	$27.22	$9.36	$56.86
Investment in portfolio shares, at cost	$10,365,936	$17,789,953	$14,830,399	$123,344	$1,433,218

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$246,161	$2,635	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	121,389	370,661	192,234	1,168	68,477

NET INVESTMENT INCOME (LOSS)	(121,389)	(370,661)	53,927	1,467	(68,477)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	509,762	—	1,176,975	—	—
Net realized gain (loss) on shares redeemed	87,960	3,510,531	276,364	(1,338)	714,594
Net change in unrealized appreciation (depreciation) on investments	247,999	452,719	525,297	8,882	323,838
NET GAIN (LOSS) ON INVESTMENTS	845,721	3,963,250	1,978,636	7,544	1,038,432

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$724,332	$3,592,589	$2,032,563	$9,011	$969,955
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST ClearBridge Dividend Growth Portfolio**	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$1,932,016	$4,669,665	$—	$2,153,477	$50,117
Net Assets	$1,932,016	$4,669,665	$—	$2,153,477	$50,117

NET ASSETS, representing:
Accumulation units	$1,932,016	$4,669,665	$—	$2,153,477	$50,117
Contracts in payout (annuitization) period	—	—	—	—	—
	$1,932,016	$4,669,665	$—	$2,153,477	$50,117

Units outstanding	42,846	107,382	—	203,021	3,206

Portfolio shares held	75,264	181,699	—	2,153,477	7,403
Portfolio net asset value per share	$25.67	$25.70	$—	$1.00	$6.77
Investment in portfolio shares, at cost	$1,858,308	$4,545,228	$—	$2,153,477	$47,695

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	1/24/2025**	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$6,291	$2,502	$—	$90,771	$1,020

EXPENSES
Charges for mortality and expense risk,
and for administration	28,961	66,861	52,431	23,293	678

NET INVESTMENT INCOME (LOSS)	(22,670)	(64,359)	(52,431)	67,478	342

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	216,158	504,082	—	—	—
Net realized gain (loss) on shares redeemed	(13,958)	65,954	16,649,615	—	(17,974)
Net change in unrealized appreciation (depreciation) on investments	(87,545)	(273,632)	(14,323,994)	—	22,467
NET GAIN (LOSS) ON INVESTMENTS	114,655	296,404	2,325,621	—	4,493

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$91,985	$232,045	$2,273,190	$67,478	$4,835

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025**	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)
ASSETS
Investment in the portfolios, at fair value	$483,565,464	$—	$20,401,787	$29,826,249	$15,220,957
Net Assets	$483,565,464	$—	$20,401,787	$29,826,249	$15,220,957

NET ASSETS, representing:
Accumulation units	$481,615,086	$—	$20,401,787	$29,826,249	$15,220,957
Contracts in payout (annuitization) period	1,950,378	—	—	—	—
	$483,565,464	$—	$20,401,787	$29,826,249	$15,220,957

Units outstanding	12,569,407	—	1,957,493	2,933,872	1,056,150

Portfolio shares held	10,801,105	—	1,598,886	2,442,772	1,041,105
Portfolio net asset value per share	$44.77	$—	$12.76	$12.21	$14.62
Investment in portfolio shares, at cost	$417,925,839	$—	$19,422,905	$27,206,136	$12,525,574

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025**	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$42,416

EXPENSES
Charges for mortality and expense risk,
and for administration	5,316,723	148,417	387,885	612,335	178,722

NET INVESTMENT INCOME (LOSS)	(5,316,723)	(148,417)	(387,885)	(612,335)	(136,306)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	22,205,925	969,674	563,161	26,387	(14,927)
Net change in unrealized appreciation (depreciation) on investments	28,285,246	(684,993)	571,907	1,903,162	4,160,246
NET GAIN (LOSS) ON INVESTMENTS	50,491,171	284,681	1,135,068	1,929,549	4,145,319

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$45,174,448	$136,264	$747,183	$1,317,214	$4,009,013

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$43,165,459	$318,862	$34,771,445	$26,907,843	$790,121
Net Assets	$43,165,459	$318,862	$34,771,445	$26,907,843	$790,121

NET ASSETS, representing:
Accumulation units	$43,165,459	$318,862	$34,771,445	$26,907,843	$790,121
Contracts in payout (annuitization) period	—	—	—	—	—
	$43,165,459	$318,862	$34,771,445	$26,907,843	$790,121

Units outstanding	4,153,967	31,376	3,255,063	2,965,730	45,295

Portfolio shares held	3,541,055	26,773	2,907,311	2,682,736	44,893
Portfolio net asset value per share	$12.19	$11.91	$11.96	$10.03	$17.60
Investment in portfolio shares, at cost	$41,403,476	$286,813	$34,183,457	$26,049,089	$770,736

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$4,990

EXPENSES
Charges for mortality and expense risk,
and for administration	826,733	34,993	574,208	482,484	6,390

NET INVESTMENT INCOME (LOSS)	(826,733)	(34,993)	(574,208)	(482,484)	(1,400)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	36,994
Net realized gain (loss) on shares redeemed	(237,738)	262,339	(535,745)	(913,048)	11,186
Net change in unrealized appreciation (depreciation) on investments	3,416,471	(112,978)	3,314,702	3,207,393	19,605
NET GAIN (LOSS) ON INVESTMENTS	3,178,733	149,361	2,778,957	2,294,345	67,785

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,352,000	$114,368	$2,204,749	$1,811,861	$66,385

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$2,893,575	$1,001,141	$5,096,522	$32,240,143	$8,271,175
Net Assets	$2,893,575	$1,001,141	$5,096,522	$32,240,143	$8,271,175

NET ASSETS, representing:
Accumulation units	$2,893,575	$1,001,141	$5,096,522	$32,240,143	$8,253,759
Contracts in payout (annuitization) period	—	—	—	—	17,416
	$2,893,575	$1,001,141	$5,096,522	$32,240,143	$8,271,175

Units outstanding	290,592	66,081	269,839	2,799,243	504,307

Portfolio shares held	250,743	44,220	236,278	3,224,014	109,974
Portfolio net asset value per share	$11.54	$22.64	$21.57	$10.00	$75.21
Investment in portfolio shares, at cost	$2,885,660	$988,704	$4,989,721	$32,240,143	$7,934,766

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$88,502	$28,033	$46,115	$1,120,861	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	28,912	14,424	54,376	1,474	110,068

NET INVESTMENT INCOME (LOSS)	59,590	13,609	(8,261)	1,119,387	(110,068)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	82,474	254,792	—	697,070
Net realized gain (loss) on shares redeemed	3,067	7,938	85,199	—	83,752
Net change in unrealized appreciation (depreciation) on investments	43,417	(407)	153,459	—	(411,054)
NET GAIN (LOSS) ON INVESTMENTS	46,484	90,005	493,450	—	369,768

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$106,074	$103,614	$485,189	$1,119,387	$259,700

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Global Bond Portfolio**	AST Bond Portfolio 2032	AST Bond Portfolio 2033	AST Bond Portfolio 2034	AST Bond Portfolio 2035
ASSETS
Investment in the portfolios, at fair value	$—	$32,580,781	$—	$958,081	$1,102,915
Net Assets	$—	$32,580,781	$—	$958,081	$1,102,915

NET ASSETS, representing:
Accumulation units	$—	$32,580,781	$—	$958,081	$1,102,915
Contracts in payout (annuitization) period	—	—	—	—	—
	$—	$32,580,781	$—	$958,081	$1,102,915

Units outstanding	—	4,100,927	—	90,177	105,800

Portfolio shares held	—	3,792,873	—	86,861	103,366
Portfolio net asset value per share	$—	$8.59	$8.90	$11.03	$10.67
Investment in portfolio shares, at cost	$—	$32,807,718	$—	$939,813	$1,094,781

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Bond Portfolio 2032	AST Bond Portfolio 2033	AST Bond Portfolio 2034	AST Bond Portfolio 2035
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	2/7/2025**	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	106,317	513,229	—	8,993	11,112

NET INVESTMENT INCOME (LOSS)	(106,317)	(513,229)	—	(8,993)	(11,112)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,719,841	(653,560)	—	(29,093)	(90,952)
Net change in unrealized appreciation (depreciation) on investments	(1,306,444)	3,439,296	—	31,319	15,448
NET GAIN (LOSS) ON INVESTMENTS	413,397	2,785,736	—	2,226	(75,504)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$307,080	$2,272,507	$—	$(6,767)	$(86,616)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2025

SUBACCOUNT
AST Bond Portfolio 2036
ASSETS
Investment in the portfolios, at fair value	$141,173
Net Assets	$141,173

NET ASSETS, representing:
Accumulation units	$141,173
Contracts in payout (annuitization) period	—
$141,173

Units outstanding	13,250

Portfolio shares held	13,084
Portfolio net asset value per share	$10.79
Investment in portfolio shares, at cost	$140,954

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

SUBACCOUNT
AST Bond Portfolio 2036
1/2/2025*
to
12/31/2025

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	257

NET INVESTMENT INCOME (LOSS)	(257)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	176
Net change in unrealized appreciation (depreciation) on investments	219
NET GAIN (LOSS) ON INVESTMENTS	395

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$138

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	1/24/2025**	12/31/2025	2/7/2025**

OPERATIONS
Net investment income (loss)	$(22,794,067)	$11,539,187	$(61,879)	$(7,425,223)	$(111,858)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	162,680,518	—	11,896,728	17,241,722	12,076,484
Net change in unrealized appreciation (depreciation) on investments	111,765,836	—	(10,535,771)	40,538,073	(10,791,421)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	251,652,287	11,539,187	1,299,078	50,354,572	1,173,205

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,707,265	2,855,843	2,440	1,057,687	13,647
Annuity payments	(5,368,752)	(3,065,228)	(3,394)	(642,046)	(70,558)
Surrenders, withdrawals and death benefits	(190,030,420)	(547,045,207)	(638,143)	(70,606,274)	(998,713)
Net transfers between other subaccounts
or fixed rate option	(89,417,341)	531,307,023	(82,977,189)	5,104,928	(87,907,189)
Miscellaneous transactions	201,576	33,757	152	376	565
Other charges	(7,286,870)	(727,198)	(33,535)	(5,191,185)	(38,361)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(290,194,542)	(16,641,010)	(83,649,669)	(70,276,514)	(89,000,609)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,542,255)	(5,101,823)	(82,350,591)	(19,921,942)	(87,827,404)

NET ASSETS
Beginning of period	1,819,614,146	459,228,865	82,350,591	628,472,286	87,827,404
End of period	$1,781,071,891	$454,127,042	$—	$608,550,344	$—

Beginning units	19,976,480	37,954,653	1,294,839	23,500,575	2,862,688
Units issued	890,993	23,931,458	14,015	2,800,288	100,448
Units redeemed	(3,940,673)	(24,840,148)	(1,308,854)	(5,574,673)	(2,963,136)
Ending units	16,926,800	37,045,963	—	20,726,190	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Small-Cap Equity Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST International Equity Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	1/24/2025**	1/24/2025**	12/31/2025

OPERATIONS
Net investment income (loss)	$(12,813,782)	$(6,039,037)	$(50,270)	$(92,895)	$(5,999,427)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,872,292	12,351,627	9,716,257	28,902,150	30,874,731
Net change in unrealized appreciation (depreciation) on investments	113,408,862	19,565,842	(3,819,128)	(25,218,756)	96,106,486
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	128,467,372	25,878,432	5,846,859	3,590,499	120,981,790

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,234,370	459,191	4,222	2,426	531,613
Annuity payments	(4,143,824)	(2,043,416)	(165,049)	—	(1,646,297)
Surrenders, withdrawals and death benefits	(99,002,170)	(48,940,734)	(514,310)	(856,939)	(47,362,240)
Net transfers between other subaccounts
or fixed rate option	(21,579,825)	4,290,395	(72,316,030)	(123,177,885)	24,451,858
Miscellaneous transactions	54,423	21,902	1,230	17,310	40,496
Other charges	(3,937,781)	(2,290,997)	(34,705)	(49,449)	(2,289,314)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(127,374,807)	(48,503,659)	(73,024,642)	(124,064,537)	(26,273,884)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,092,565	(22,625,227)	(67,177,783)	(120,474,038)	94,707,906

NET ASSETS
Beginning of period	981,383,032	502,612,763	67,177,783	120,474,038	380,138,863
End of period	$982,475,597	$479,987,536	$—	$—	$474,846,769

Beginning units	21,237,124	8,262,495	1,404,586	2,759,508	10,520,345
Units issued	1,035,324	665,933	19,492	17,364	2,067,367
Units redeemed	(3,711,992)	(1,496,939)	(1,424,078)	(2,776,872)	(2,654,199)
Ending units	18,560,456	7,431,489	—	—	9,933,513

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(43,194,754)	$(10,607,362)	$(51,209,129)	$(10,118,592)	$(4,147,408)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	307,685,273	34,446,134	298,103,323	38,899,537	21,433,622
Net change in unrealized appreciation (depreciation) on investments	160,739,123	61,534,237	233,643,992	39,489,128	19,361,423
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	425,229,642	85,373,009	480,538,186	68,270,073	36,647,637

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,620,734	468,567	7,626,526	1,365,059	31,162
Annuity payments	(6,745,165)	(1,887,845)	(5,312,048)	(981,577)	(93,030)
Surrenders, withdrawals and death benefits	(384,998,646)	(84,929,828)	(442,902,613)	(104,657,303)	(35,586,066)
Net transfers between other subaccounts
or fixed rate option	(70,021,148)	126,998	(84,107,234)	6,106,374	(1,487,529)
Miscellaneous transactions	(121,797)	(3,127)	(28,107)	(11,283)	(328)
Other charges	(19,094,481)	(5,008,127)	(30,855,102)	(4,756,945)	(3,524,594)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(478,360,503)	(91,233,362)	(555,578,578)	(102,935,675)	(40,660,385)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,130,861)	(5,860,353)	(75,040,392)	(34,665,602)	(4,012,748)

NET ASSETS
Beginning of period	3,229,992,032	787,578,569	4,144,086,674	771,626,564	365,125,347
End of period	$3,176,861,171	$781,718,216	$4,069,046,282	$736,960,962	$361,112,599

Beginning units	114,931,696	47,346,906	165,870,608	40,442,501	17,317,359
Units issued	2,008,707	4,017,286	4,722,335	3,839,045	1,273,729
Units redeemed	(18,217,576)	(9,526,812)	(26,242,129)	(9,154,025)	(3,173,592)
Ending units	98,722,827	41,837,380	144,350,814	35,127,521	15,417,496

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	Davis Equity Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	ProFund VP Asia 30	ProFund VP Banks
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(16,991,981)	$(3,570)	$(4,695)	$117,699	$3,163
Capital gains distributions received	—	154,904	60,346	—	—
Net realized gain (loss) on shares redeemed	(5,575,524)	(48,362)	(6,277)	542,554	152,087
Net change in unrealized appreciation (depreciation) on investments	98,281,676	122,232	41,754	67,003	114,667
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,714,171	225,204	91,128	727,256	269,917

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,925,800	2,530	213	14,837	448
Annuity payments	(3,253,332)	—	—	(38,602)	(24,834)
Surrenders, withdrawals and death benefits	(148,999,308)	(56,066)	(18,470)	(409,603)	(268,257)
Net transfers between other subaccounts
or fixed rate option	206,238,109	(27,821)	(9,798)	(399,821)	453,516
Miscellaneous transactions	(458,392)	149	—	29	—
Other charges	(9,107,701)	(2,094)	(160)	(5,721)	(801)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	46,345,176	(83,302)	(28,215)	(838,881)	160,072

TOTAL INCREASE (DECREASE) IN NET ASSETS	122,059,347	141,902	62,913	(111,625)	429,989

NET ASSETS
Beginning of period	1,236,081,379	938,226	461,540	3,592,359	2,948,716
End of period	$1,358,140,726	$1,080,128	$524,453	$3,480,734	$3,378,705

Beginning units	94,379,760	26,224	5,473	152,667	227,311
Units issued	23,417,285	54	3	87,880	806,440
Units redeemed	(19,803,439)	(2,215)	(313)	(120,918)	(794,633)
Ending units	97,993,606	24,063	5,163	119,629	239,118

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$18,260	$(50,886)	$(34,819)	$(44,747)	$(136,216)
Capital gains distributions received	—	337,813	491,527	1,038,041	741,898
Net realized gain (loss) on shares redeemed	(50,593)	(1,437,839)	86,275	1,289,103	1,335,754
Net change in unrealized appreciation (depreciation) on investments	(138,363)	2,476,681	(325,653)	(654,891)	(198,608)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(170,696)	1,325,769	217,330	1,627,506	1,742,828

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,203	4,819	4,149	14,471	15,065
Annuity payments	(80)	(10,653)	(7,581)	(11,577)	(10,694)
Surrenders, withdrawals and death benefits	(73,058)	(428,667)	(250,967)	(622,041)	(1,593,191)
Net transfers between other subaccounts
or fixed rate option	638,145	(161,824)	83,872	(1,466,180)	(78,015)
Miscellaneous transactions	131	376	246	1,159	(1,476)
Other charges	(989)	(2,137)	(2,837)	(2,206)	(11,034)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	565,352	(598,086)	(173,118)	(2,086,374)	(1,679,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	394,656	727,683	44,212	(458,868)	63,483

NET ASSETS
Beginning of period	599,338	4,729,562	3,579,538	9,257,620	13,940,254
End of period	$993,994	$5,457,245	$3,623,750	$8,798,752	$14,003,737

Beginning units	906,265	112,639	119,718	134,172	339,656
Units issued	2,513,724	70,106	45,111	37,380	718,345
Units redeemed	(1,596,328)	(85,446)	(52,551)	(66,676)	(761,005)
Ending units	1,823,661	97,299	112,278	104,876	296,996

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(99,195)	$(27,193)	$71,089	$42,364	$(128,729)
Capital gains distributions received	510,115	618,797	937,596	136,812	136,841
Net realized gain (loss) on shares redeemed	296,824	(1,314,969)	(960,686)	408,761	891,833
Net change in unrealized appreciation (depreciation) on investments	(532,776)	615,106	259,197	413,680	9,757
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	174,968	(108,259)	307,196	1,001,617	909,702

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,918	2,841	9,054	2,340	3,002
Annuity payments	—	—	(60,881)	(74,103)	(295,952)
Surrenders, withdrawals and death benefits	(728,918)	(441,129)	(758,132)	(521,208)	(906,352)
Net transfers between other subaccounts
or fixed rate option	(640,280)	965,669	(572,941)	213,420	(280,726)
Miscellaneous transactions	(45)	57	(3,298)	364	(1,187)
Other charges	(46,691)	(41,223)	(7,125)	(8,898)	(49,052)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,408,016)	486,215	(1,393,323)	(388,085)	(1,530,267)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,233,048)	377,956	(1,086,127)	613,532	(620,565)

NET ASSETS
Beginning of period	8,019,974	5,688,538	8,491,784	3,771,181	9,506,961
End of period	$6,786,926	$6,066,494	$7,405,657	$4,384,713	$8,886,396

Beginning units	196,088	185,868	325,571	235,151	425,406
Units issued	52,408	122,194	305,270	127,221	138,473
Units redeemed	(90,092)	(104,795)	(360,008)	(147,183)	(209,719)
Ending units	158,404	203,267	270,833	215,189	354,160

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP U.S. Government Plus	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$37,348	$(219,525)	$22,535	$(85,786)	$(79,511)
Capital gains distributions received	—	1,828,963	—	148,618	56,711
Net realized gain (loss) on shares redeemed	(256,521)	(929,737)	(19,517)	247,494	746,748
Net change in unrealized appreciation (depreciation) on investments	109,151	1,132,903	99,613	553,434	(196,422)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(110,022)	1,812,604	102,631	863,760	527,526

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,040	5,947	1,828	4,393	2,405
Annuity payments	(2,690)	(13,378)	(434)	—	—
Surrenders, withdrawals and death benefits	(364,542)	(1,764,509)	(265,329)	(1,167,542)	(436,630)
Net transfers between other subaccounts
or fixed rate option	93,241	(140,229)	201,817	752,317	(420,269)
Miscellaneous transactions	(50)	1,369	64	(1,019)	861
Other charges	(5,420)	(103,229)	(951)	(32,266)	(1,874)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(275,421)	(2,014,029)	(63,005)	(444,117)	(855,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(385,443)	(201,425)	39,626	419,643	(327,981)

NET ASSETS
Beginning of period	2,197,424	16,837,677	1,949,264	5,928,731	6,772,568
End of period	$1,811,981	$16,636,252	$1,988,890	$6,348,374	$6,444,587

Beginning units	180,024	481,575	85,301	142,828	49,297
Units issued	200,968	143,769	16,977	63,735	9,688
Units redeemed	(233,790)	(196,004)	(18,893)	(74,589)	(15,652)
Ending units	147,202	429,340	83,385	131,974	43,333

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$89,199	$113,950	$(160,595)	$(86,533)	$(13,380)
Capital gains distributions received	454,569	—	1,101,166	660,322	—
Net realized gain (loss) on shares redeemed	(184,391)	4,885,673	(89,100)	90,078	120,664
Net change in unrealized appreciation (depreciation) on investments	319,487	5,292,354	(360,244)	(321,008)	294,384
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	678,864	10,291,977	491,227	342,859	401,668

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,667	12,738	1,742	5,462	1,637
Annuity payments	(75,817)	(164,946)	(20,238)	(49,366)	(3,723)
Surrenders, withdrawals and death benefits	(361,604)	(1,095,911)	(1,474,157)	(777,654)	(196,078)
Net transfers between other subaccounts
or fixed rate option	32,978	555,870	1,598,155	194,470	123,729
Miscellaneous transactions	(326)	10,948	(986)	(1,688)	124
Other charges	(4,660)	(12,054)	(51,275)	(28,718)	(1,497)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(405,762)	(693,355)	53,241	(657,494)	(75,808)

TOTAL INCREASE (DECREASE) IN NET ASSETS	273,102	9,598,622	544,468	(314,635)	325,860

NET ASSETS
Beginning of period	2,730,463	7,185,197	11,355,131	8,869,777	1,250,232
End of period	$3,003,565	$16,783,819	$11,899,599	$8,555,142	$1,576,092

Beginning units	111,965	746,881	288,572	227,878	66,139
Units issued	87,630	1,594,054	208,977	197,036	96,519
Units redeemed	(105,455)	(1,638,344)	(208,378)	(212,302)	(97,599)
Ending units	94,140	702,591	289,171	212,612	65,059

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Nasdaq-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$6,681	$40,464	$(270,652)	$(236,589)	$(124,932)
Capital gains distributions received	—	110,613	1,992,384	9,211,649	742,774
Net realized gain (loss) on shares redeemed	110,334	(124,410)	2,286,764	(2,326,040)	139,396
Net change in unrealized appreciation (depreciation) on investments	(155,397)	(38,005)	848,189	(721,138)	(552,059)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(38,382)	(11,338)	4,856,685	5,927,882	205,179

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,112	2,858	38,054	4,782	2,509
Annuity payments	(4,611)	(9,793)	(207,831)	(4,600)	(3,369)
Surrenders, withdrawals and death benefits	(283,770)	(142,819)	(2,181,037)	(1,821,200)	(915,529)
Net transfers between other subaccounts
or fixed rate option	285,558	(32,470)	103,921	(604,732)	(91,467)
Miscellaneous transactions	(404)	(50)	(2,504)	(1,115)	(398)
Other charges	(14,918)	(1,431)	(18,631)	(2,545)	(40,395)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,033)	(183,705)	(2,268,028)	(2,429,410)	(1,048,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,415)	(195,043)	2,588,657	3,498,472	(843,470)

NET ASSETS
Beginning of period	3,930,465	1,768,918	27,516,859	17,378,945	9,500,749
End of period	$3,877,050	$1,573,875	$30,105,516	$20,877,417	$8,657,279

Beginning units	126,559	1,078,884	485,819	189,030	230,510
Units issued	60,326	877,334	396,434	256,213	55,097
Units redeemed	(60,618)	(991,391)	(431,559)	(283,136)	(80,891)
Ending units	126,267	964,827	450,694	162,107	204,716

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$597	$15,737	$3,017	$(61,421)	$(96,885)
Capital gains distributions received	—	—	—	287,145	1,811,143
Net realized gain (loss) on shares redeemed	(12,979)	(107,928)	(23,268)	13,226	692,361
Net change in unrealized appreciation (depreciation) on investments	(1,014)	20,254	(2,463)	(14,230)	(767,397)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(13,396)	(71,937)	(22,714)	224,720	1,639,222

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48	740	243	16,981	17,747
Annuity payments	(69)	(88)	—	(5,409)	(12,274)
Surrenders, withdrawals and death benefits	(44,141)	(53,820)	(45,173)	(699,356)	(821,377)
Net transfers between other subaccounts
or fixed rate option	48,418	(232,051)	2,878	153,006	(712,083)
Miscellaneous transactions	4	17	22	551	738
Other charges	(54)	(788)	(91)	(24,574)	(2,186)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,206	(285,990)	(42,121)	(558,801)	(1,529,435)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,190)	(357,927)	(64,835)	(334,081)	109,787

NET ASSETS
Beginning of period	41,386	507,950	152,742	6,646,945	9,046,633
End of period	$32,196	$150,023	$87,907	$6,312,864	$9,156,420

Beginning units	70,952	3,365,837	267,252	215,632	197,738
Units issued	1,254,775	9,632,883	2,166,335	79,633	58,858
Units redeemed	(1,263,538)	(11,820,252)	(2,259,130)	(99,289)	(91,935)
Ending units	62,189	1,178,468	174,457	195,976	164,661

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Communication Services	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(62,043)	$(7,867)	$(619,665)	$(8,051)	$1,855
Capital gains distributions received	—	—	8,257,211	—	5,186
Net realized gain (loss) on shares redeemed	977,380	(119,396)	11,496,029	(24,472)	715,990
Net change in unrealized appreciation (depreciation) on investments	(195,875)	118,597	1,446,129	271,979	569,965
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	719,462	(8,666)	20,579,704	239,456	1,292,996

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	664	6,969	44,132	3,346	7,434
Annuity payments	(4,059)	(1,988)	(455,678)	—	(21,942)
Surrenders, withdrawals and death benefits	(472,596)	(449,423)	(4,105,844)	(217,622)	(1,060,028)
Net transfers between other subaccounts
or fixed rate option	(630,575)	412,942	(3,691,916)	5,878	(48,708)
Miscellaneous transactions	(30)	2,397	22,965	1,662	(349)
Other charges	(24,205)	(2,698)	(12,463)	(992)	(50,887)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,130,801)	(31,801)	(8,198,804)	(207,728)	(1,174,480)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(411,339)	(40,467)	12,380,900	31,728	118,516

NET ASSETS
Beginning of period	4,649,471	5,773,355	79,857,672	2,849,589	11,036,479
End of period	$4,238,132	$5,732,888	$92,238,572	$2,881,317	$11,154,995

Beginning units	280,790	86,691	1,617,077	99,400	351,473
Units issued	183,931	114,380	132,067	437,633	126,066
Units redeemed	(242,859)	(116,587)	(288,191)	(448,058)	(161,722)
Ending units	221,862	84,484	1,460,953	88,975	315,817
The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(317,647)	$(79,365)	$(22,752)	$(142,138)	$571
Capital gains distributions received	2,000,856	1,213,576	—	595,229	—
Net realized gain (loss) on shares redeemed	2,551,249	10,047	89,821	966,688	(144)
Net change in unrealized appreciation (depreciation) on investments	(614,366)	(196,769)	221,582	266,182	(1,442)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,620,092	947,489	288,651	1,685,961	(1,015)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,548	1,408	3,201	20,108	7
Annuity payments	—	(6,151)	—	(64,686)	—
Surrenders, withdrawals and death benefits	(2,530,483)	(1,445,005)	(61,095)	(1,041,480)	(17)
Net transfers between other subaccounts
or fixed rate option	2,782,352	(362,984)	(18,828)	(231,747)	1,229
Miscellaneous transactions	(429)	(48)	21	2,225	—
Other charges	(114,851)	(36,772)	(566)	(8,392)	(5)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	154,137	(1,849,552)	(77,267)	(1,323,972)	1,214

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,774,229	(902,063)	211,384	361,989	199

NET ASSETS
Beginning of period	19,620,403	10,790,462	1,585,893	10,429,773	6,687
End of period	$23,394,632	$9,888,399	$1,797,277	$10,791,762	$6,886

Beginning units	373,832	384,716	40,089	194,474	9,199
Units issued	181,377	84,183	315	669	1,719
Units redeemed	(175,951)	(142,452)	(2,278)	(23,788)	(31)
Ending units	379,258	326,447	38,126	171,355	10,887
The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST PGIM Aggressive Multi-Asset Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(189,175)	$(270,668)	$(24,394)	$(12,133)	$(31,683,905)
Capital gains distributions received	603,678	2,366,603	1,220,024	49,925	—
Net realized gain (loss) on shares redeemed	140,634	(801,476)	428,390	(7,195)	137,592,608
Net change in unrealized appreciation (depreciation) on investments	1,380,873	2,359,832	(279,871)	35,030	237,849,502
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,936,010	3,654,291	1,344,149	65,627	343,758,205

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,158	31,481	10,349	1,429	845,195
Annuity payments	(51,212)	(171,352)	(125,173)	—	(3,310,190)
Surrenders, withdrawals and death benefits	(1,140,427)	(2,116,189)	(1,151,104)	(23,952)	(279,781,211)
Net transfers between other subaccounts
or fixed rate option	(37,093)	(177,140)	(184,661)	1,680	(32,783,369)
Miscellaneous transactions	(2,462)	2,765	(178)	22	(105,908)
Other charges	(10,728)	(14,001)	(4,421)	(318)	(23,541,806)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,223,764)	(2,444,436)	(1,455,188)	(21,139)	(338,677,289)

TOTAL INCREASE (DECREASE) IN NET ASSETS	712,246	1,209,855	(111,039)	44,488	5,080,916

NET ASSETS
Beginning of period	14,976,166	20,962,296	14,537,665	856,923	2,680,856,582
End of period	$15,688,412	$22,172,151	$14,426,626	$901,411	$2,685,937,498

Beginning units	355,714	711,438	198,732	21,560	123,293,851
Units issued	16,480	22,310	1,869	82	7,918,848
Units redeemed	(43,443)	(100,831)	(21,193)	(582)	(23,436,064)
Ending units	328,751	632,917	179,408	21,060	107,776,635
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Multi-Asset Diversified Portfolio	AST Investment Grade Bond Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	1/10/2025**	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(12,698,320)	$(29,917,640)	$(16,554)	$(23,916)	$(171,874)
Capital gains distributions received	—	—	—	586,837	4,259,798
Net realized gain (loss) on shares redeemed	61,797,858	175,016,267	5,045,181	(15,528)	(1,038,382)
Net change in unrealized appreciation (depreciation) on investments	75,073,347	9,656,029	(5,814,485)	(333,306)	(1,412,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	124,172,885	154,754,656	(785,858)	214,087	1,636,961

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	645,656	—	108	2,414	14,680
Annuity payments	(1,573,097)	(1,850,770)	—	—	(70,531)
Surrenders, withdrawals and death benefits	(106,746,021)	(282,675,415)	(217,601)	(39,053)	(1,595,516)
Net transfers between other subaccounts
or fixed rate option	(20,315,862)	(162,529,534)	(54,266,578)	(9,714)	111,867
Miscellaneous transactions	(82,992)	(5,097)	31	(9)	91
Other charges	(6,641,228)	(34,331,628)	(11,816)	(666)	(11,358)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(134,713,544)	(481,392,444)	(54,495,856)	(47,028)	(1,550,767)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,540,659)	(326,637,788)	(55,281,714)	167,059	86,194

NET ASSETS
Beginning of period	978,761,339	2,311,393,953	55,281,714	1,614,300	12,985,234
End of period	$968,220,680	$1,984,756,165	$—	$1,781,359	$13,071,428

Beginning units	38,648,035	131,895,597	5,704,157	31,067	243,851
Units issued	1,157,394	56,422,276	10,951	424	17,492
Units redeemed	(6,252,933)	(82,487,129)	(5,715,108)	(1,325)	(42,729)
Ending units	33,552,496	105,830,744	—	30,166	218,614

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(121,389)	$(370,661)	$53,927	$1,467	$(68,477)
Capital gains distributions received	509,762	—	1,176,975	—	—
Net realized gain (loss) on shares redeemed	87,960	3,510,531	276,364	(1,338)	714,594
Net change in unrealized appreciation (depreciation) on investments	247,999	452,719	525,297	8,882	323,838
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	724,332	3,592,589	2,032,563	9,011	969,955

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,842	134,821	11,163	172	3,072
Annuity payments	(5,607)	(397,047)	(107,064)	—	(46,238)
Surrenders, withdrawals and death benefits	(682,803)	(6,400,715)	(1,492,051)	(6,800)	(349,501)
Net transfers between other subaccounts
or fixed rate option	162,507	901,187	317,413	(2,465)	(342,215)
Miscellaneous transactions	341	(2,802)	4,820	—	391
Other charges	(8,568)	(9,673)	(10,346)	(66)	(1,974)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(523,288)	(5,774,229)	(1,276,065)	(9,159)	(736,465)

TOTAL INCREASE (DECREASE) IN NET ASSETS	201,044	(2,181,640)	756,498	(148)	233,490

NET ASSETS
Beginning of period	9,415,444	31,495,736	14,862,280	115,000	6,884,836
End of period	$9,616,488	$29,314,096	$15,618,778	$114,852	$7,118,326

Beginning units	256,160	1,410,203	514,437	11,016	121,003
Units issued	18,826	79,452	41,791	15	638
Units redeemed	(33,222)	(323,257)	(84,012)	(853)	(12,829)
Ending units	241,764	1,166,398	472,216	10,178	108,812
The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	1/24/2025**	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(22,670)	$(64,359)	$(52,431)	$67,478	$342
Capital gains distributions received	216,158	504,082	—	—	—
Net realized gain (loss) on shares redeemed	(13,958)	65,954	16,649,615	—	(17,974)
Net change in unrealized appreciation (depreciation) on investments	(87,545)	(273,632)	(14,323,994)	—	22,467
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	91,985	232,045	2,273,190	67,478	4,835

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,224	3,642	1,310	815	56
Annuity payments	(39,076)	(123,849)	—	—	—
Surrenders, withdrawals and death benefits	(266,197)	(362,006)	(823,700)	(943,907)	(68,167)
Net transfers between other subaccounts
or fixed rate option	(71,434)	(75,269)	(66,181,388)	530,198	(11,623)
Miscellaneous transactions	(106)	(27)	17	(141)	268
Other charges	(3,358)	(2,892)	(27,266)	(1,121)	(15)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(375,947)	(560,401)	(67,031,027)	(414,156)	(79,481)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(283,962)	(328,356)	(64,757,837)	(346,678)	(74,646)

NET ASSETS
Beginning of period	2,215,978	4,998,021	64,757,837	2,500,155	124,763
End of period	$1,932,016	$4,669,665	$—	$2,153,477	$50,117

Beginning units	51,849	120,931	2,090,155	242,616	8,595
Units issued	1,314	555	19,978	47,128	927
Units redeemed	(10,317)	(14,104)	(2,110,133)	(86,723)	(6,316)
Ending units	42,846	107,382	—	203,021	3,206

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025**	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(5,316,723)	$(148,417)	$(387,885)	$(612,335)	$(136,306)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	22,205,925	969,674	563,161	26,387	(14,927)
Net change in unrealized appreciation (depreciation) on investments	28,285,246	(684,993)	571,907	1,903,162	4,160,246
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	45,174,448	136,264	747,183	1,317,214	4,009,013

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,375,269	—	—	—	39,657
Annuity payments	(879,844)	(73,418)	—	—	(189,595)
Surrenders, withdrawals and death benefits	(48,753,839)	(1,067,476)	(2,601,934)	(4,733,010)	(1,337,405)
Net transfers between other subaccounts
or fixed rate option	339,697,903	(19,116,114)	6,540,315	(1,417,018)	(254,165)
Miscellaneous transactions	(48,520)	(203)	(155)	(899)	285
Other charges	(3,116,788)	(11,180)	(12,101)	(12,665)	(13,227)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	288,274,181	(20,268,391)	3,926,125	(6,163,592)	(1,754,450)

TOTAL INCREASE (DECREASE) IN NET ASSETS	333,448,629	(20,132,127)	4,673,308	(4,846,378)	2,254,563

NET ASSETS
Beginning of period	150,116,835	20,132,127	15,728,479	34,672,627	12,966,394
End of period	$483,565,464	$—	$20,401,787	$29,826,249	$15,220,957

Beginning units	4,443,710	1,708,541	1,539,932	3,560,702	1,207,682
Units issued	11,000,535	801,267	1,979,244	199,290	124,391
Units redeemed	(2,874,838)	(2,509,808)	(1,561,683)	(826,120)	(275,923)
Ending units	12,569,407	—	1,957,493	2,933,872	1,056,150

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(826,733)	$(34,993)	$(574,208)	$(482,484)	$(1,400)
Capital gains distributions received	—	—	—	—	36,994
Net realized gain (loss) on shares redeemed	(237,738)	262,339	(535,745)	(913,048)	11,186
Net change in unrealized appreciation (depreciation) on investments	3,416,471	(112,978)	3,314,702	3,207,393	19,605
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,352,000	114,368	2,204,749	1,811,861	66,385

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	(17,683)	—	—	(106,199)	—
Surrenders, withdrawals and death benefits	(7,722,833)	(2,058,927)	(4,660,137)	(4,579,878)	(101,133)
Net transfers between other subaccounts
or fixed rate option	(962,555)	(13,982)	264,082	350,810	596,622
Miscellaneous transactions	5,338	—	1	(1,115)	7
Other charges	(18,563)	(499)	(21,155)	(18,594)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,716,296)	(2,073,408)	(4,417,209)	(4,354,976)	495,496

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,364,296)	(1,959,040)	(2,212,460)	(2,543,115)	561,881

NET ASSETS
Beginning of period	49,529,755	2,277,902	36,983,905	29,450,958	228,240
End of period	$43,165,459	$318,862	$34,771,445	$26,907,843	$790,121

Beginning units	5,016,876	239,219	3,674,456	3,456,954	15,601
Units issued	56,188	9,640	179,598	936,691	36,100
Units redeemed	(919,097)	(217,483)	(598,991)	(1,427,915)	(6,406)
Ending units	4,153,967	31,376	3,255,063	2,965,730	45,295

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$59,590	$13,609	$(8,261)	$1,119,387	$(110,068)
Capital gains distributions received	—	82,474	254,792	—	697,070
Net realized gain (loss) on shares redeemed	3,067	7,938	85,199	—	83,752
Net change in unrealized appreciation (depreciation) on investments	43,417	(407)	153,459	—	(411,054)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	106,074	103,614	485,189	1,119,387	259,700

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,373	39,001	3,582,086	8,906
Annuity payments	—	—	—	—	(35,337)
Surrenders, withdrawals and death benefits	(121,474)	(90,470)	(258,776)	(32,601,021)	(911,416)
Net transfers between other subaccounts
or fixed rate option	1,066,638	111,044	1,048,070	31,574,951	(200,961)
Miscellaneous transactions	(14)	(63)	(130)	(22,841)	226
Other charges	—	—	—	(4,901)	(9,233)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	945,150	21,884	828,165	2,528,274	(1,147,815)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,051,224	125,498	1,313,354	3,647,661	(888,115)

NET ASSETS
Beginning of period	1,842,351	875,643	3,783,168	28,592,482	9,159,290
End of period	$2,893,575	$1,001,141	$5,096,522	$32,240,143	$8,271,175

Beginning units	195,295	63,273	223,464	2,576,456	577,463
Units issued	126,181	37,237	299,355	4,744,454	18,212
Units redeemed	(30,884)	(34,429)	(252,980)	(4,521,667)	(91,368)
Ending units	290,592	66,081	269,839	2,799,243	504,307

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Bond Portfolio 2032	AST Bond Portfolio 2033	AST Bond Portfolio 2034	AST Bond Portfolio 2035
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	2/7/2025**	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(106,317)	$(513,229)	$—	$(8,993)	$(11,112)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,719,841	(653,560)	—	(29,093)	(90,952)
Net change in unrealized appreciation (depreciation) on investments	(1,306,444)	3,439,296	—	31,319	15,448
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	307,080	2,272,507	—	(6,767)	(86,616)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,616	—	—	—	—
Annuity payments	(1,406)	(6,401)	—	—	—
Surrenders, withdrawals and death benefits	(1,132,535)	(4,956,524)	—	(236,963)	(278,191)
Net transfers between other subaccounts
or fixed rate option	(76,340,430)	2,204,695	—	865,087	1,279,305
Miscellaneous transactions	(224)	(2,272)	—	—	282
Other charges	(31,107)	(16,682)	—	(699)	(347)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(77,502,086)	(2,777,184)	—	627,425	1,001,049

TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,195,006)	(504,677)	—	620,658	914,433

NET ASSETS
Beginning of period	77,195,006	33,085,458	—	337,423	188,482
End of period	$—	$32,580,781	$—	$958,081	$1,102,915

Beginning units	8,561,288	4,448,478	—	34,676	19,712
Units issued	94,853	881,731	—	295,059	743,235
Units redeemed	(8,656,141)	(1,229,282)	—	(239,558)	(657,147)
Ending units	—	4,100,927	—	90,177	105,800

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

SUBACCOUNT
AST Bond Portfolio 2036
1/2/2025*
to
12/31/2025

OPERATIONS
Net investment income (loss)	$(257)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	176
Net change in unrealized appreciation (depreciation) on investments	219
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	138

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	—
Net transfers between other subaccounts
or fixed rate option	141,035
Miscellaneous transactions	—
Other charges	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	141,035

TOTAL INCREASE (DECREASE) IN NET ASSETS	141,173

NET ASSETS
Beginning of period	—
End of period	$141,173

Beginning units	—
Units issued	15,906
Units redeemed	(2,656)
Ending units	13,250

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(20,335,399)	$15,979,894	$(1,031,482)	$(8,319,346)	$(1,115,399)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	124,225,761	—	6,525,610	2,199,330	966,048
Net change in unrealized appreciation (depreciation) on investments	261,655,065	—	(551,612)	37,388,933	5,746,674
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	365,545,427	15,979,894	4,942,516	31,268,917	5,597,323

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,872,775	3,563,064	87,121	737,592	470,594
Annuity payments	(5,682,202)	(2,964,057)	(154,724)	(1,045,949)	(239,180)
Surrenders, withdrawals and death benefits	(156,546,261)	(533,283,211)	(9,858,487)	(74,488,935)	(8,387,726)
Net transfers between other subaccounts
or fixed rate option	199,209,695	514,147,706	(5,024,412)	(15,762,793)	(1,078,996)
Miscellaneous transactions	(67,216)	(78,628)	6,056	(2,202)	2,344
Other charges	(6,420,593)	(783,859)	(612,323)	(5,812,219)	(445,133)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	34,366,198	(19,398,985)	(15,556,769)	(96,374,506)	(9,678,097)

TOTAL INCREASE (DECREASE) IN NET ASSETS	399,911,625	(3,419,091)	(10,614,253)	(65,105,589)	(4,080,774)

NET ASSETS
Beginning of period	1,419,702,521	462,647,956	92,964,844	693,577,875	91,908,178
End of period	$1,819,614,146	$459,228,865	$82,350,591	$628,472,286	$87,827,404

Beginning units	20,426,528	39,949,477	1,541,233	27,195,832	3,153,842
Units issued	3,830,790	24,320,410	158,285	3,229,454	479,407
Units redeemed	(4,280,838)	(26,315,234)	(404,679)	(6,924,711)	(770,561)
Ending units	19,976,480	37,954,653	1,294,839	23,500,575	2,862,688
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Value Portfolio	AST Small-Cap Equity Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST International Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(10,721,923)	$(3,560,506)	$(831,483)	$(1,503,437)	$(5,476,515)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,505,932	6,199,112	4,337,268	9,053,008	25,939,086
Net change in unrealized appreciation (depreciation) on investments	49,403,212	16,673,989	(1,127,970)	(2,204,320)	(4,143,810)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	54,187,221	19,312,595	2,377,815	5,345,251	16,318,761

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,546,826	893,186	1,157,755	1,309,627	476,878
Annuity payments	(2,088,048)	(888,493)	(214,939)	(86,637)	(842,422)
Surrenders, withdrawals and death benefits	(74,691,309)	(26,717,671)	(6,761,108)	(12,792,377)	(40,153,430)
Net transfers between other subaccounts
or fixed rate option	240,544,741	254,383,691	(2,078,427)	(1,604,440)	1,037,592
Miscellaneous transactions	(53,331)	(95,958)	2,198	(470)	7,591
Other charges	(3,254,254)	(1,459,721)	(619,679)	(977,344)	(1,780,778)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	163,004,625	226,115,034	(8,514,200)	(14,151,641)	(41,254,569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	217,191,846	245,427,629	(6,136,385)	(8,806,390)	(24,935,808)

NET ASSETS
Beginning of period	764,191,186	257,185,134	73,314,168	129,280,428	405,074,671
End of period	$981,383,032	$502,612,763	$67,177,783	$120,474,038	$380,138,863

Beginning units	18,579,752	4,840,214	1,587,071	3,085,676	11,667,841
Units issued	5,747,999	4,452,866	361,740	286,379	810,165
Units redeemed	(3,090,627)	(1,030,585)	(544,225)	(612,547)	(1,957,661)
Ending units	21,237,124	8,262,495	1,404,586	2,759,508	10,520,345
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(45,732,815)	$(11,551,323)	$(28,387,031)	$(11,186,483)	$(4,453,679)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	276,994,805	43,396,012	188,905,202	35,716,972	21,994,859
Net change in unrealized appreciation (depreciation) on investments	171,052,498	18,123,293	(28,732,528)	25,083,046	13,248,897
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	402,314,488	49,967,982	131,785,643	49,613,535	30,790,077

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,708,257	917,677	5,019,427	1,207,082	82,406
Annuity payments	(2,866,736)	(2,143,982)	(2,912,722)	(2,056,611)	(77,036)
Surrenders, withdrawals and death benefits	(402,459,468)	(92,341,342)	(237,360,596)	(103,162,599)	(34,941,076)
Net transfers between other subaccounts
or fixed rate option	(50,257,121)	(18,417,123)	2,199,636,508	(6,815,158)	(2,526,514)
Miscellaneous transactions	(6,312)	13,718	(25,635)	(741)	3,984
Other charges	(20,681,378)	(5,405,770)	(17,719,518)	(5,268,713)	(3,853,686)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(473,562,758)	(117,376,822)	1,946,637,464	(116,096,740)	(41,311,922)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,248,270)	(67,408,840)	2,078,423,107	(66,483,205)	(10,521,845)

NET ASSETS
Beginning of period	3,301,240,302	854,987,409	2,065,663,567	838,109,769	375,647,192
End of period	$3,229,992,032	$787,578,569	$4,144,086,674	$771,626,564	$365,125,347

Beginning units	132,345,076	54,708,009	91,293,401	46,769,209	19,350,209
Units issued	2,060,207	5,118,387	89,756,000	4,718,566	1,285,498
Units redeemed	(19,473,587)	(12,479,490)	(15,178,793)	(11,045,274)	(3,318,348)
Ending units	114,931,696	47,346,906	165,870,608	40,442,501	17,317,359
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Core Fixed Income Portfolio	Davis Equity Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	ProFund VP Asia 30	ProFund VP Banks
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(16,222,136)	$(3,496)	$5,540	$(20,327)	$24,743
Capital gains distributions received	—	189,809	—	—	—
Net realized gain (loss) on shares redeemed	(12,561,182)	(26,555)	(3,481)	18,301	1,013,991
Net change in unrealized appreciation (depreciation) on investments	30,262,688	(18,092)	85,443	251,656	(482,185)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,479,370	141,666	87,502	249,630	556,549

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,983,287	2,508	178	6,635	1,525
Annuity payments	(2,467,718)	—	—	(4,366)	(13)
Surrenders, withdrawals and death benefits	(139,958,068)	(15,263)	(4,538)	(473,343)	(175,915)
Net transfers between other subaccounts
or fixed rate option	93,265,783	(62,506)	(4,316)	195,777	(481,806)
Miscellaneous transactions	3,494	(6)	(92)	(5,766)	136
Other charges	(9,088,520)	(2,108)	(193)	(7,080)	(823)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(56,261,742)	(77,375)	(8,961)	(288,143)	(656,896)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,782,372)	64,291	78,541	(38,513)	(100,347)

NET ASSETS
Beginning of period	1,290,863,751	873,935	382,999	3,630,872	3,049,063
End of period	$1,236,081,379	$938,226	$461,540	$3,592,359	$2,948,716

Beginning units	98,670,593	28,255	5,580	167,046	277,989
Units issued	12,406,039	155	2	105,564	345,853
Units redeemed	(16,696,872)	(2,186)	(109)	(119,943)	(396,531)
Ending units	94,379,760	26,224	5,473	152,667	227,311
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$47,491	$(71,492)	$(32,605)	$(52,215)	$(90,637)
Capital gains distributions received	31,150	2,414,027	3,120	—	645,223
Net realized gain (loss) on shares redeemed	(230,147)	(1,566,214)	46,215	2,333,132	2,909,316
Net change in unrealized appreciation (depreciation) on investments	48,930	(821,979)	(94,847)	608,576	(738,842)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(102,576)	(45,658)	(78,117)	2,889,493	2,725,060

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,858	6,440	15,649	547,134	14,702
Annuity payments	(363)	(57,132)	(7,418)	(13)	(257,118)
Surrenders, withdrawals and death benefits	(47,701)	(551,627)	(473,815)	(961,252)	(1,879,112)
Net transfers between other subaccounts
or fixed rate option	(311,485)	(544,731)	(96,283)	156,509	(168,328)
Miscellaneous transactions	125	103	77	(396)	546
Other charges	(1,025)	(2,133)	(3,194)	(2,499)	(12,902)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(357,591)	(1,149,080)	(564,984)	(260,517)	(2,302,212)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(460,167)	(1,194,738)	(643,101)	2,628,976	422,848

NET ASSETS
Beginning of period	1,059,505	5,924,300	4,222,639	6,628,644	13,517,406
End of period	$599,338	$4,729,562	$3,579,538	$9,257,620	$13,940,254

Beginning units	1,385,134	138,930	137,287	137,722	393,327
Units issued	2,477,636	50,556	30,734	116,861	776,882
Units redeemed	(2,956,505)	(76,847)	(48,303)	(120,411)	(830,553)
Ending units	906,265	112,639	119,718	134,172	339,656
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(109,213)	$6,268	$97,491	$27,819	$(104,595)
Capital gains distributions received	710,825	1,956,866	482,863	156,741	808,163
Net realized gain (loss) on shares redeemed	433,589	(1,248,048)	331,452	171,263	85,670
Net change in unrealized appreciation (depreciation) on investments	492,273	(219,101)	(646,116)	(213,400)	1,289,378
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,527,474	495,985	265,690	142,423	2,078,616

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,228	4,477	1,085,056	2,284	10,029
Annuity payments	—	(6,733)	(40,361)	(4,657)	(4,460)
Surrenders, withdrawals and death benefits	(498,944)	(326,483)	(715,521)	(464,867)	(1,079,219)
Net transfers between other subaccounts
or fixed rate option	(539,734)	(364,006)	(1,567,602)	(652,412)	336,174
Miscellaneous transactions	155	161	180	—	(9,641)
Other charges	(56,449)	(43,468)	(9,267)	(11,876)	(52,453)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,089,744)	(736,052)	(1,247,515)	(1,131,528)	(799,570)

TOTAL INCREASE (DECREASE) IN NET ASSETS	437,730	(240,067)	(981,825)	(989,105)	1,279,046

NET ASSETS
Beginning of period	7,582,244	5,928,605	9,473,609	4,760,286	8,227,915
End of period	$8,019,974	$5,688,538	$8,491,784	$3,771,181	$9,506,961

Beginning units	228,049	210,920	376,853	305,520	463,767
Units issued	80,811	69,925	362,836	59,964	177,754
Units redeemed	(112,772)	(94,977)	(414,118)	(130,333)	(216,115)
Ending units	196,088	185,868	325,571	235,151	425,406
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP U.S. Government Plus	ProFund VP Health Care	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$51,149	$(253,052)	$78,221	$(70,146)	$(71,572)
Capital gains distributions received	—	859,216	—	777,816	116,718
Net realized gain (loss) on shares redeemed	60,487	(406,564)	(39,133)	253,382	438,333
Net change in unrealized appreciation (depreciation) on investments	(466,885)	(230,152)	57,350	(214,275)	1,003,178
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(355,249)	(30,552)	96,438	746,777	1,486,657

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,840	3,689	2,732	2,744	1,880
Annuity payments	(240,621)	(6,242)	(13,715)	(118)	(291)
Surrenders, withdrawals and death benefits	(262,123)	(2,142,566)	(201,968)	(604,753)	(205,202)
Net transfers between other subaccounts
or fixed rate option	(307,078)	716,576	(85,225)	(261,291)	(78,237)
Miscellaneous transactions	439	336	(310)	6	270
Other charges	(5,140)	(120,013)	(996)	(29,879)	(1,463)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(809,683)	(1,548,220)	(299,482)	(893,291)	(283,043)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,164,932)	(1,578,772)	(203,044)	(146,514)	1,203,614

NET ASSETS
Beginning of period	3,362,356	18,416,449	2,152,308	6,075,245	5,568,954
End of period	$2,197,424	$16,837,677	$1,949,264	$5,928,731	$6,772,568

Beginning units	241,662	525,764	98,362	166,351	51,845
Units issued	314,423	115,621	11,488	51,562	16,626
Units redeemed	(376,061)	(159,810)	(24,549)	(75,085)	(19,174)
Ending units	180,024	481,575	85,301	142,828	49,297
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$43,558	$163,692	$(164,262)	$(93,735)	$(16,784)
Capital gains distributions received	460,802	—	460,941	363,096	134,027
Net realized gain (loss) on shares redeemed	865,565	1,249,215	1,511,706	244,847	(101,148)
Net change in unrealized appreciation (depreciation) on investments	(612,902)	(1,257,186)	(682,673)	45,831	2,347
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	757,023	155,721	1,125,712	560,039	18,442

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,913	12,542	2,088	7,112	1,907
Annuity payments	(7,505)	(118,082)	(80,496)	(7,358)	—
Surrenders, withdrawals and death benefits	(350,965)	(591,479)	(1,319,941)	(754,135)	(339,248)
Net transfers between other subaccounts
or fixed rate option	(1,359,015)	(2,446,522)	320,718	(214,450)	134,551
Miscellaneous transactions	1,493	348	(81)	102	(215)
Other charges	(7,251)	(11,406)	(55,491)	(32,307)	(1,590)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,721,330)	(3,154,599)	(1,133,203)	(1,001,036)	(204,595)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(964,307)	(2,998,878)	(7,491)	(440,997)	(186,153)

NET ASSETS
Beginning of period	3,694,770	10,184,075	11,362,622	9,310,774	1,436,385
End of period	$2,730,463	$7,185,197	$11,355,131	$8,869,777	$1,250,232

Beginning units	187,671	1,092,183	327,943	265,043	78,455
Units issued	117,476	2,862,354	255,303	220,023	68,579
Units redeemed	(193,182)	(3,207,656)	(294,674)	(257,188)	(80,895)
Ending units	111,965	746,881	288,572	227,878	66,139

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Nasdaq-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$5,077	$59,040	$(256,122)	$(181,077)	$(139,500)
Capital gains distributions received	134,757	892,451	3,290,236	970,547	448,579
Net realized gain (loss) on shares redeemed	(897,953)	(694,623)	4,590,581	6,354,736	322,607
Net change in unrealized appreciation (depreciation) on investments	861,541	7,141	(2,303,832)	(1,003,979)	(168,293)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	103,422	264,009	5,320,863	6,140,227	463,393

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,142	2,912	32,329	2,646	5,925
Annuity payments	(24,697)	(21,938)	(193,052)	(27)	(34,700)
Surrenders, withdrawals and death benefits	(548,665)	(193,725)	(1,898,966)	(1,038,772)	(954,589)
Net transfers between other subaccounts
or fixed rate option	(142,135)	(102,853)	(1,043,871)	3,692,946	(63,318)
Miscellaneous transactions	(421)	(20)	(3,800)	34,901	(833)
Other charges	(17,640)	(5,433)	(21,520)	(2,382)	(47,403)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(721,416)	(321,057)	(3,128,880)	2,689,312	(1,094,918)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(617,994)	(57,048)	2,191,983	8,829,539	(631,525)

NET ASSETS
Beginning of period	4,548,459	1,825,966	25,324,876	8,549,406	10,132,274
End of period	$3,930,465	$1,768,918	$27,516,859	$17,378,945	$9,500,749

Beginning units	146,928	1,276,124	539,932	156,168	261,184
Units issued	85,310	3,153,086	385,426	267,759	98,839
Units redeemed	(105,679)	(3,350,326)	(439,539)	(234,897)	(129,513)
Ending units	126,559	1,078,884	485,819	189,030	230,510
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$4,412	$30,402	$10,612	$(69,601)	$(102,551)
Capital gains distributions received	—	—	—	39,863	640,700
Net realized gain (loss) on shares redeemed	(11,073)	(175,086)	(47,271)	131,150	841,930
Net change in unrealized appreciation (depreciation) on investments	1,785	29,430	36,091	99,205	88,600
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(4,876)	(115,254)	(568)	200,617	1,468,679

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18	1,107	213	19,484	5,890
Annuity payments	—	(359)	—	(7,162)	(77,743)
Surrenders, withdrawals and death benefits	16,686	12,202	5,566	(674,983)	(865,465)
Net transfers between other subaccounts
or fixed rate option	(17,986)	(278,531)	(115,028)	(358,583)	(300,221)
Miscellaneous transactions	108	121	17	4,325	(223)
Other charges	(43)	(1,303)	(108)	(29,987)	(2,630)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,217)	(266,763)	(109,340)	(1,046,906)	(1,240,392)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,093)	(382,017)	(109,908)	(846,289)	228,287

NET ASSETS
Beginning of period	47,479	889,967	262,650	7,493,234	8,818,346
End of period	$41,386	$507,950	$152,742	$6,646,945	$9,046,633

Beginning units	71,972	4,939,310	416,156	252,265	230,446
Units issued	1,140,048	9,360,757	3,139,561	99,313	65,240
Units redeemed	(1,141,068)	(10,934,230)	(3,288,465)	(135,946)	(97,948)
Ending units	70,952	3,365,837	267,252	215,632	197,738

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Communication Services	ProFund VP UltraMid-Cap	ProFund VP UltraNasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(64,341)	$(35,816)	$(522,589)	$(23,828)	$24,999
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	894,990	1,235,161	8,378,942	1,134,778	(105,380)
Net change in unrealized appreciation (depreciation) on investments	353,899	(487,908)	15,520,743	(803,064)	1,984,785
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,184,548	711,437	23,377,096	307,886	1,904,404

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,421	5,274	43,174	2,397	17,420
Annuity payments	—	(1,245)	(201,362)	(11,939)	(174,860)
Surrenders, withdrawals and death benefits	(455,538)	(892,544)	(3,395,957)	(647,287)	(985,883)
Net transfers between other subaccounts
or fixed rate option	639,278	(1,055,829)	(4,122,757)	(1,106,257)	104,523
Miscellaneous transactions	(31)	(186)	(25,893)	968	(228)
Other charges	(27,804)	(3,512)	(14,194)	(1,595)	(54,213)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	165,326	(1,948,042)	(7,716,989)	(1,763,713)	(1,093,241)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,349,874	(1,236,605)	15,660,107	(1,455,827)	811,163

NET ASSETS
Beginning of period	3,299,597	7,009,960	64,197,565	4,305,416	10,225,316
End of period	$4,649,471	$5,773,355	$79,857,672	$2,849,589	$11,036,479

Beginning units	274,575	125,500	1,864,486	162,604	390,622
Units issued	303,814	182,249	192,583	553,519	141,211
Units redeemed	(297,599)	(221,058)	(439,992)	(616,723)	(180,360)
Ending units	280,790	86,691	1,617,077	99,400	351,473

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(255,789)	$(111,233)	$(21,917)	$(124,139)	$800
Capital gains distributions received	352,044	1,358,315	—	201,282	—
Net realized gain (loss) on shares redeemed	1,389,016	478,546	217,378	949,486	(579)
Net change in unrealized appreciation (depreciation) on investments	3,337,524	(806,608)	212,788	1,055,155	(1,365)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,822,795	919,020	408,249	2,081,784	(1,144)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,064	3,223	2,682	19,911	6
Annuity payments	(2,838)	(5,476)	(45,036)	(41,361)	—
Surrenders, withdrawals and death benefits	(1,885,415)	(831,244)	(109,153)	(1,087,422)	(71)
Net transfers between other subaccounts
or fixed rate option	707,130	454,510	(52,165)	(339,405)	886
Miscellaneous transactions	(1,494)	(2,357)	(240)	(162)	(5)
Other charges	(81,973)	(40,815)	(1,524)	(9,360)	(5)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,244,526)	(422,159)	(205,436)	(1,457,799)	811

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,578,269	496,861	202,813	623,985	(333)

NET ASSETS
Beginning of period	16,042,134	10,293,601	1,383,080	9,805,788	7,020
End of period	$19,620,403	$10,790,462	$1,585,893	$10,429,773	$6,687

Beginning units	400,135	398,412	45,762	223,485	8,266
Units issued	241,453	151,975	1,020	651	1,434
Units redeemed	(267,756)	(165,671)	(6,693)	(29,662)	(501)
Ending units	373,832	384,716	40,089	194,474	9,199

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST PGIM Aggressive Multi-Asset Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(217,636)	$(259,891)	$(14,609)	$(13,052)	$(33,506,890)
Capital gains distributions received	—	840,213	939,327	—	—
Net realized gain (loss) on shares redeemed	159,262	(606,236)	667,383	(6,878)	143,783,293
Net change in unrealized appreciation (depreciation) on investments	714,848	5,545,325	234,682	167,619	202,908,996
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	656,474	5,519,411	1,826,783	147,689	313,185,399

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,602	40,729	11,024	1,424	1,177,273
Annuity payments	(366,270)	(128,609)	(80,957)	—	(2,267,955)
Surrenders, withdrawals and death benefits	(2,082,499)	(1,747,936)	(554,067)	(165,862)	(268,409,043)
Net transfers between other subaccounts
or fixed rate option	(406,760)	(748,519)	(821,445)	(37,333)	(21,877,593)
Miscellaneous transactions	(1,934)	(201)	(151)	437	(63,283)
Other charges	(15,608)	(15,406)	(3,014)	(357)	(25,206,698)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,842,469)	(2,599,942)	(1,448,610)	(201,691)	(316,647,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,185,995)	2,919,469	378,173	(54,002)	(3,461,900)

NET ASSETS
Beginning of period	17,162,161	18,042,827	14,159,492	910,925	2,684,318,482
End of period	$14,976,166	$20,962,296	$14,537,665	$856,923	$2,680,856,582

Beginning units	419,693	810,212	219,391	26,820	138,758,842
Units issued	10,404	14,911	300	118	9,775,784
Units redeemed	(74,383)	(113,685)	(20,959)	(5,378)	(25,240,775)
Ending units	355,714	711,438	198,732	21,560	123,293,851
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Multi-Asset Diversified Portfolio	AST Investment Grade Bond Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(13,653,985)	$(32,169,349)	$(645,790)	$(23,044)	$(174,319)
Capital gains distributions received	—	—	—	76,712	611,383
Net realized gain (loss) on shares redeemed	79,188,257	104,168,480	1,597,014	(582)	(246,070)
Net change in unrealized appreciation (depreciation) on investments	27,836,305	(43,810,441)	965,642	230,972	2,197,533
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	93,370,577	28,188,690	1,916,866	284,058	2,388,527

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	588,228	10	4,984	2,324	16,316
Annuity payments	(1,716,519)	(2,161,408)	(28,713)	—	(16,493)
Surrenders, withdrawals and death benefits	(117,613,604)	(271,927,179)	(5,182,111)	(225,253)	(1,528,227)
Net transfers between other subaccounts
or fixed rate option	(22,427,158)	(120,874,621)	426,568	(80,700)	(502,338)
Miscellaneous transactions	1,142	(29,938)	508	308	131
Other charges	(7,240,458)	(35,869,214)	(628,604)	(705)	(11,240)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(148,408,369)	(430,862,350)	(5,407,368)	(304,026)	(2,041,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,037,792)	(402,673,660)	(3,490,502)	(19,968)	346,676

NET ASSETS
Beginning of period	1,033,799,131	2,714,067,613	58,772,216	1,634,268	12,638,558
End of period	$978,761,339	$2,311,393,953	$55,281,714	$1,614,300	$12,985,234

Beginning units	44,733,006	155,507,385	6,278,240	37,517	278,807
Units issued	1,157,203	68,308,724	1,225,224	51	10,194
Units redeemed	(7,242,174)	(91,920,512)	(1,799,307)	(6,501)	(45,150)
Ending units	38,648,035	131,895,597	5,704,157	31,067	243,851
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(120,318)	$(416,346)	$84,672	$2,716	$(65,012)
Capital gains distributions received	—	—	596,145	—	—
Net realized gain (loss) on shares redeemed	(169,770)	4,138,776	48,751	(5,251)	503,756
Net change in unrealized appreciation (depreciation) on investments	1,754,335	525,296	961,970	3,326	1,226,994
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,464,247	4,247,726	1,691,538	791	1,665,738

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,821	70,182	19,849	178	2,559
Annuity payments	(92,958)	—	(62,426)	—	(4,982)
Surrenders, withdrawals and death benefits	(788,181)	(8,466,464)	(1,416,117)	(11,732)	(403,149)
Net transfers between other subaccounts
or fixed rate option	(70,237)	(396,260)	(430,105)	(4,972)	(49,758)
Miscellaneous transactions	(399)	1,882	(1,950)	(313)	(1,422)
Other charges	(8,909)	(12,193)	(12,790)	(103)	(2,150)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(949,863)	(8,802,853)	(1,903,539)	(16,942)	(458,902)

TOTAL INCREASE (DECREASE) IN NET ASSETS	514,384	(4,555,127)	(212,001)	(16,151)	1,206,836

NET ASSETS
Beginning of period	8,901,060	36,050,863	15,074,281	131,151	5,678,000
End of period	$9,415,444	$31,495,736	$14,862,280	$115,000	$6,884,836

Beginning units	283,991	1,802,310	584,521	12,633	129,742
Units issued	18,160	40,940	35,987	1,276	1,433
Units redeemed	(45,991)	(433,047)	(106,071)	(2,893)	(10,172)
Ending units	256,160	1,410,203	514,437	11,016	121,003
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(25,042)	$(68,264)	$(818,283)	$99,683	$5,698
Capital gains distributions received	225,295	496,885	—	—	—
Net realized gain (loss) on shares redeemed	3,549	32,443	5,340,679	—	(1,526)
Net change in unrealized appreciation (depreciation) on investments	78,257	169,095	4,775,852	—	1,677
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	282,059	630,159	9,298,248	99,683	5,849

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,627	1,681	16,417	1,409	55
Annuity payments	—	(52,391)	(42,423)	(1,336)	—
Surrenders, withdrawals and death benefits	(133,368)	(286,396)	(7,508,354)	(553,536)	(3,907)
Net transfers between other subaccounts
or fixed rate option	3,063	(202,458)	162,431	270,111	—
Miscellaneous transactions	(1)	(183)	(1,655)	(210)	—
Other charges	(3,677)	(2,038)	(547,906)	(1,552)	(21)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(129,356)	(541,785)	(7,921,490)	(285,114)	(3,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS	152,703	88,374	1,376,758	(185,431)	1,976

NET ASSETS
Beginning of period	2,063,275	4,909,647	63,381,079	2,685,586	122,787
End of period	$2,215,978	$4,998,021	$64,757,837	$2,500,155	$124,763

Beginning units	54,901	134,745	2,353,651	270,879	8,868
Units issued	940	478	323,803	30,925	4
Units redeemed	(3,992)	(14,292)	(587,299)	(59,188)	(277)
Ending units	51,849	120,931	2,090,155	242,616	8,595
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,722,084)	$(284,802)	$(280,312)	$(709,635)	$(7,270)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,729,705	343,019	(438,526)	(659,741)	(739,464)
Net change in unrealized appreciation (depreciation) on investments	26,057,230	555,349	1,152,724	2,046,040	1,394,228
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,064,851	613,566	433,886	676,664	647,494

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	784,006	—	—	5	50,087
Annuity payments	(365,817)	—	—	—	(85,949)
Surrenders, withdrawals and death benefits	(13,687,200)	(1,876,679)	(3,160,852)	(3,942,721)	(1,517,503)
Net transfers between other subaccounts
or fixed rate option	9,013,801	18,568,802	(370,859)	(2,360,149)	(612,416)
Miscellaneous transactions	20,580	(128)	16	(468)	(974)
Other charges	(811,892)	(3,539)	(12,065)	(14,348)	(15,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,046,522)	16,688,456	(3,543,760)	(6,317,681)	(2,182,039)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,018,329	17,302,022	(3,109,874)	(5,641,017)	(1,534,545)

NET ASSETS
Beginning of period	127,098,506	2,830,105	18,838,353	40,313,644	14,500,939
End of period	$150,116,835	$20,132,127	$15,728,479	$34,672,627	$12,966,394

Beginning units	4,607,491	249,967	1,901,329	4,226,660	1,412,662
Units issued	683,626	2,348,025	168,461	243,798	93,753
Units redeemed	(847,407)	(889,451)	(529,858)	(909,756)	(298,733)
Ending units	4,443,710	1,708,541	1,539,932	3,560,702	1,207,682
The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(963,215)	$(65,386)	$(620,840)	$(490,827)	$(1,496)
Capital gains distributions received	—	—	—	—	1,318
Net realized gain (loss) on shares redeemed	(1,141,169)	20,234	(933,010)	(1,387,569)	39,967
Net change in unrealized appreciation (depreciation) on investments	2,454,228	23,362	1,286,713	1,334,839	(10,371)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	349,844	(21,790)	(267,137)	(543,557)	29,418

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	2
Annuity payments	(103,768)	—	—	—	—
Surrenders, withdrawals and death benefits	(8,801,322)	(282,630)	(4,693,961)	(6,587,501)	(10,957)
Net transfers between other subaccounts
or fixed rate option	(1,949,910)	(766,410)	(312,484)	3,626,214	(6,633)
Miscellaneous transactions	2,450	(52)	(185)	(1,955)	19
Other charges	(21,876)	(669)	(23,516)	(17,473)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,874,426)	(1,049,761)	(5,030,146)	(2,980,715)	(17,569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,524,582)	(1,071,551)	(5,297,283)	(3,524,272)	11,849

NET ASSETS
Beginning of period	60,054,337	3,349,453	42,281,188	32,975,230	216,391
End of period	$49,529,755	$2,277,902	$36,983,905	$29,450,958	$228,240

Beginning units	6,127,009	350,329	4,174,676	3,812,352	15,877
Units issued	58,130	7,606	132,997	893,586	46,963
Units redeemed	(1,168,263)	(118,716)	(633,217)	(1,248,984)	(47,239)
Ending units	5,016,876	239,219	3,674,456	3,456,954	15,601
The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$19,460	$6,919	$2,916	$1,360,176	$(118,008)
Capital gains distributions received	—	38,090	233,662	—	—
Net realized gain (loss) on shares redeemed	972	(2,089)	(24,012)	—	(9,078)
Net change in unrealized appreciation (depreciation) on investments	(44,057)	1,421	7,740	—	1,935,030
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(23,625)	44,341	220,306	1,360,176	1,807,944

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,741	58,749	3,517,244	9,450
Annuity payments	—	—	—	—	(33,628)
Surrenders, withdrawals and death benefits	(43,984)	(39,918)	(307,688)	(17,284,301)	(567,656)
Net transfers between other subaccounts
or fixed rate option	1,260,908	87,357	938,012	16,293,133	(429,107)
Miscellaneous transactions	(9)	(236)	2,121	(228)	821
Other charges	—	—	—	(5,786)	(11,109)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,216,915	48,944	691,194	2,520,062	(1,031,229)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,193,290	93,285	911,500	3,880,238	776,715

NET ASSETS
Beginning of period	649,061	782,358	2,871,668	24,712,244	8,382,575
End of period	$1,842,351	$875,643	$3,783,168	$28,592,482	$9,159,290

Beginning units	69,487	59,956	186,416	2,332,662	648,052
Units issued	214,923	70,789	280,311	3,413,702	15,298
Units redeemed	(89,115)	(67,472)	(243,263)	(3,169,908)	(85,887)
Ending units	195,295	63,273	223,464	2,576,456	577,463
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Bond Portfolio 2032	AST Bond Portfolio 2033	AST Bond Portfolio 2034	AST Bond Portfolio 2035
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/2/2024*
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,053,458)	$(631,466)	$(1,050)	$(8,984)	$(3,844)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(855,571)	(2,261,459)	21,895	(8,991)	(26,788)
Net change in unrealized appreciation (depreciation) on investments	2,991,863	2,297,309	(28,890)	(13,438)	(7,314)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,082,834	(595,616)	(8,045)	(31,413)	(37,946)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	116,887	—	—	—	—
Annuity payments	(203,640)	—	—	—	—
Surrenders, withdrawals and death benefits	(9,675,718)	(15,938,937)	(171,210)	(197,971)	(7,434)
Net transfers between other subaccounts
or fixed rate option	7,923,909	(976,246)	(64,219)	538,777	233,889
Miscellaneous transactions	(5,676)	11,035	(2)	839	—
Other charges	(348,036)	(19,112)	(20)	(677)	(27)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,192,274)	(16,923,260)	(235,451)	340,968	226,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,109,440)	(17,518,876)	(243,496)	309,555	188,482

NET ASSETS
Beginning of period	78,304,446	50,604,334	243,496	27,868	—
End of period	$77,195,006	$33,085,458	$—	$337,423	$188,482

Beginning units	8,799,838	6,649,309	30,344	2,722	—
Units issued	1,700,595	49,754	1,052	229,916	143,035
Units redeemed	(1,939,145)	(2,250,585)	(31,396)	(197,962)	(123,323)
Ending units	8,561,288	4,448,478	—	34,676	19,712

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A62

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B

Note 1:    General

Fortitude Life Insurance & Annuity Company Variable Account B (the "Account", formerly Prudential Annuities Life Assurance Corporation Variable Account B) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“PALAC", now known as Fortitude Life Insurance & Annuity Company ("FLIAC")). Prior to April 1, 2022, PALAC was a wholly-owned subsidiary of Prudential Annuities, Inc. ("PAI") which was an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). On April 1, 2022, PAI completed the sale of its equity interest in PALAC to Fortitude Group Holdings, LLC (“FGH”), the parent company of Fortitude Reinsurance Company, Ltd, and as a result, FLIAC became a wholly-owned subsidiary of FGH and is no longer an affiliate of Prudential Financial or any of its affiliates.

On April 1, 2022, FGH and Prudential Financial entered into an Administrative Service Agreement whereby Prudential Financial continues to administer and service the contracts noted below, including the payment of benefits and oversight of investment management.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FLIAC. The assets of the Account will not be charged with any liabilities arising out of any other business FLIAC may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of FLIAC.

On August 30, 2013, PALAC received approval from the Arizona and Connecticut Departments of Insurance to redomesticate PALAC from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication and sale, FLIAC is an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by FLIAC (individually, a “contract” or “product” and collectively, the “contracts” or “products”). The following is a list of each contract funded through the Account.

A63

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit Premier (“XTra Credit Premier”)
Advanced Series Advisor Plan II (“ASAP II”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisor Plan II (“Emerald Choice”)*	Advisors Choice Advisors Select
Advanced Series Advisor Plan II (“Imperium”)*	Alliance Capital Navigator Annuity (“ACN”)
Advanced Series Advisor Plan II Premier (“ASAP II Premier”)	FlexGuard
Advanced Series Advisor Plan III (“ASAP III”)	FlexGuard Income
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Galaxy Variable Annuity (“Galaxy III”)
Advanced Series Advisors Income Annuity (“ASAIA”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Apex (“Apex”)	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Apex II (“Apex II”)	Optimum
Advanced Series Cornerstone ("AS Cornerstone")	Optimum Four
Advanced Series Impact (“AS Impact”)	Optimum Plus
Advanced Series Impact (“Defined Investments Annuity”)*	Optimum XTra
Advanced Series LifeVest (“ASL”)	Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Stagecoach Advanced Series Advisor Plan III
Advanced Series LifeVest II Premier ("ASL II Premier”)	Stagecoach APEX
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach Apex II
Advanced Series Protector (“AS Protector”)	Stagecoach Variable Annuity
Advanced Series Variable Immediate Annuity (“ASVIA”)	Stagecoach Variable Annuity Flex
Advanced Series XTra Credit (“XTra Credit”)	Stagecoach Variable Annuity Plus
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	Stagecoach XTra Credit
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)	Stagecoach XTra Credit SIX
Advanced Series XTra Credit FOUR Premier (“XTra Credit
FOUR Premier")
*Different product version offered from the original product.
The contracts may be used as an investment vehicle for “qualified” investments, including an Individual Retirement Account, Simplified Employee Pension Individual Retirement Account, Roth Individual Retirement Account or Tax Sheltered Annuity (403 (b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

The contracts offer the option to invest in various subaccounts listed below (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

AST Large-Cap Growth Portfolio
AST Government Money Market Portfolio
AST Cohen & Steers Realty Portfolio*
AST J.P. Morgan Conservative Multi-Asset Portfolio
AST High Yield Portfolio*
AST Large-Cap Value Portfolio
AST Small-Cap Equity Portfolio
AST T. Rowe Price Natural Resources Portfolio*
AST MFS Global Equity Portfolio*
AST International Equity Portfolio
AST Aggressive Asset Allocation Portfolio (formerly AST Capital Growth Asset Allocation Portfolio)
AST Multi-Asset Diversified Plus Portfolio (formerly AST Academic Strategies Asset Allocation Portfolio)
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST J.P. Morgan Moderate Multi-Asset Portfolio
AST Core Fixed Income Portfolio
Davis Equity Portfolio
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Bear
A64

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

ProFund VP Biotechnology
ProFund VP Materials
ProFund VP UltraBull
ProFund VP Bull
ProFund VP Consumer Discretionary
ProFund VP Consumer Staples
ProFund VP Energy
ProFund VP Europe 30
ProFund VP Financials
ProFund VP U.S. Government Plus
ProFund VP Health Care
ProFund Access VP High Yield Fund
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Precious Metals
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Pharmaceuticals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP Nasdaq-100
ProFund VP Semiconductor
ProFund VP Small-Cap Growth
ProFund VP Short Mid-Cap
ProFund VP Short Nasdaq-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Communication Services
ProFund VP UltraMid-Cap
ProFund VP UltraNasdaq-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Rydex VT Nova Fund
Rydex VT NASDAQ-100® Fund
Rydex VT Inverse S&P 500® Strategy Fund
Invesco V.I. Health Care Fund (Series I)
Invesco V.I. Technology Fund (Series I)
Allspring VT Index Asset Allocation Fund (Class 2)
Allspring VT Small Cap Growth Fund (Class 2)
AST PGIM Aggressive Multi-Asset Portfolio (formerly AST Prudential Growth Allocation Portfolio)
AST Multi-Asset Diversified Portfolio (formerly AST Advanced Strategies Portfolio)
AST Investment Grade Bond Portfolio
AST Emerging Markets Equity Portfolio*
Allspring VT Discovery All Cap Growth Fund (Class 2)
Allspring VT Discovery All Cap Growth Fund (Class 1)
Allspring VT Small Cap Growth Fund (Class 1)
AST Quantitative Modeling Portfolio
Invesco V.I. Diversified Dividend Fund (Series I)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
Allspring VT Opportunity Fund (Class 1)
Allspring VT Opportunity Fund (Class 2)
AST ClearBridge Dividend Growth Portfolio*
A65

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

Columbia Variable Portfolio - Government Money Market Fund (Class 1)
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)
AST Bond Portfolio 2025**
AST Bond Portfolio 2026
AST Bond Portfolio 2027
NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D) (formerly NVIT Emerging Markets Fund (Class D))
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Bond Portfolio 2031
MFS® International Growth Portfolio (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
AST Global Bond Portfolio*
AST Bond Portfolio 2032
AST Bond Portfolio 2033***
AST Bond Portfolio 2034
AST Bond Portfolio 2035
AST Bond Portfolio 2036

*	Subaccount merged during the period ended December 31, 2025.
**	Subaccount liquidated during the period ended December 31, 2025.
***	Subaccount was available for investment but had no assets as of December 31, 2025, and had no activity during 2025.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2025 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 10, 2025	AST Emerging Markets Equity Portfolio	AST International Equity Portfolio
January 24, 2025	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST T. Rowe Price Natural Resources Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST MFS Global Equity Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST ClearBridge Dividend Growth Portfolio	AST Large-Cap Equity Portfolio
February 7, 2025	AST High Yield Portfolio	AST Core Fixed Income Portfolio
February 7, 2025	AST Global Bond Portfolio	AST Core Fixed Income Portfolio
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
A66

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)
The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include FLIAC’s Managing Director, Prudential’s life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional. Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by FLIAC and may result in additional amounts being transferred into the Account by FLIAC to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

A67

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)
Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2025, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

FLIAC is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of FLIAC’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. FLIAC management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2025 were as follows:

	Purchases	Sales
AST Large-Cap Growth Portfolio	$72,186,689	$385,175,299
AST Government Money Market Portfolio	294,246,122	316,426,313
AST Cohen & Steers Realty Portfolio	806,754	84,518,303
AST J.P. Morgan Conservative Multi-Asset Portfolio	73,110,726	150,812,463
AST High Yield Portfolio	3,716,359	92,828,827
AST Large-Cap Value Portfolio	43,480,527	183,669,116
AST Small-Cap Equity Portfolio	34,204,958	88,747,653
AST T. Rowe Price Natural Resources Portfolio	789,887	73,864,800
AST MFS Global Equity Portfolio	703,364	124,860,796
AST International Equity Portfolio	80,319,683	112,592,994
AST Aggressive Asset Allocation Portfolio	52,644,388	574,199,645
AST Multi-Asset Diversified Plus Portfolio	69,562,608	171,403,333
AST Balanced Asset Allocation Portfolio	109,084,760	715,872,468
AST Preservation Asset Allocation Portfolio	74,476,308	187,530,574
AST J.P. Morgan Moderate Multi-Asset Portfolio	25,812,074	70,619,866
AST Core Fixed Income Portfolio	306,485,659	277,132,464
Davis Equity Portfolio	1,182	98,283
A68

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	Purchases	Sales
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	$111	$33,021
ProFund VP Asia 30	2,486,280	3,373,847
ProFund VP Banks	11,278,248	11,152,512
ProFund VP Bear	1,525,188	971,532
ProFund VP Biotechnology	3,020,938	3,669,909
ProFund VP Materials	1,429,608	1,645,837
ProFund VP UltraBull	2,863,868	5,052,440
ProFund VP Bull	28,846,864	30,720,475
ProFund VP Consumer Discretionary	2,081,614	3,588,825
ProFund VP Consumer Staples	3,849,167	3,446,377
ProFund VP Energy	8,318,508	9,808,758
ProFund VP Europe 30	2,102,618	2,545,661
ProFund VP Financials	3,249,766	4,909,442
ProFund VP U.S. Government Plus	2,470,139	2,772,135
ProFund VP Health Care	4,948,781	7,183,043
ProFund Access VP High Yield Fund	375,312	463,850
ProFund VP Industrials	2,836,900	3,366,803
ProFund VP Internet	1,395,829	2,330,847
ProFund VP Japan	2,468,824	2,907,377
ProFund VP Precious Metals	25,633,735	26,473,842
ProFund VP Mid-Cap Growth	7,789,541	7,896,893
ProFund VP Mid-Cap Value	7,200,739	7,967,853
ProFund VP Pharmaceuticals	1,872,110	1,964,624
ProFund VP Real Estate	1,939,189	2,008,176
ProFund VP Rising Rates Opportunity	1,423,954	1,630,422
ProFund VP Nasdaq-100	24,898,054	27,550,734
ProFund VP Semiconductor	28,072,645	30,738,644
ProFund VP Small-Cap Growth	2,171,158	3,344,738
ProFund VP Short Mid-Cap	719,908	716,181
ProFund VP Short Nasdaq-100	1,470,329	1,761,023
ProFund VP Short Small-Cap	1,213,332	1,257,240
ProFund VP Small-Cap Value	2,394,317	3,036,930
ProFund VP Technology	2,842,773	4,469,092
ProFund VP Communication Services	2,744,606	3,937,450
ProFund VP UltraMid-Cap	6,610,580	6,704,218
ProFund VP UltraNasdaq-100	10,388,248	19,394,701
ProFund VP UltraSmall-Cap	12,917,880	13,160,106
ProFund VP Utilities	4,138,510	5,471,998
ProFund VP Large-Cap Growth	10,127,455	10,290,964
ProFund VP Large-Cap Value	2,343,912	4,336,493
Rydex VT Nova Fund	9,267	109,285
Rydex VT NASDAQ-100® Fund	28,506	1,497,890
Rydex VT Inverse S&P 500® Strategy Fund	1,229	120
Invesco V.I. Health Care Fund (Series I)	648,581	2,061,520
Invesco V.I. Technology Fund (Series I)	635,462	3,350,566
Allspring VT Index Asset Allocation Fund (Class 2)	132,595	1,788,396
Allspring VT Small Cap Growth Fund (Class 2)	2,106	35,377
AST PGIM Aggressive Multi-Asset Portfolio	169,802,648	540,163,841
AST Multi-Asset Diversified Portfolio	28,005,619	175,417,483
AST Investment Grade Bond Portfolio	1,025,694,772	1,537,004,856
AST Emerging Markets Equity Portfolio	104,772	54,617,183
Allspring VT Discovery All Cap Growth Fund (Class 2)	22,289	93,232
A69

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	Purchases	Sales
Allspring VT Discovery All Cap Growth Fund (Class 1)	$1,057,908	$2,780,550
Allspring VT Small Cap Growth Fund (Class 1)	679,508	1,324,185
AST Quantitative Modeling Portfolio	1,860,595	8,005,485
Invesco V.I. Diversified Dividend Fund (Series I)	1,236,731	2,705,031
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	130	10,457
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	31,081	836,022
Allspring VT Opportunity Fund (Class 1)	49,321	454,228
Allspring VT Opportunity Fund (Class 2)	17,715	644,977
AST ClearBridge Dividend Growth Portfolio	607,529	67,690,987
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	492,197	929,646
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	14,072	94,231
AST Large-Cap Equity Portfolio	383,894,686	100,937,228
AST Bond Portfolio 2025	9,454,585	29,871,395
AST Bond Portfolio 2026	19,920,560	16,382,320
AST Bond Portfolio 2027	1,878,705	8,654,631
NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	1,495,302	3,428,474
AST Bond Portfolio 2028	538,957	10,081,986
AST Bond Portfolio 2029	93,274	2,201,676
AST Bond Portfolio 2030	1,781,351	6,772,769
AST Bond Portfolio 2031	8,073,753	12,911,213
MFS® International Growth Portfolio (Service Class)	603,940	114,834
MFS® Total Return Bond Series (Service Class)	1,246,420	330,183
MFS® Total Return Series (Service Class)	537,347	529,888
MFS® Value Series (Service Class)	5,365,829	4,592,040
PSF PGIM Government Money Market Portfolio (Class III)	53,510,936	50,984,135
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	266,443	1,524,325
AST Global Bond Portfolio	831,558	78,439,963
AST Bond Portfolio 2032	6,581,097	9,871,510
AST Bond Portfolio 2033	—	—
AST Bond Portfolio 2034	3,050,971	2,432,538
AST Bond Portfolio 2035	7,520,148	6,530,210
AST Bond Portfolio 2036	169,360	28,581
Note 6:    Related Party Transactions

The Account had extensive transactions and relationships with Prudential Financial and its affiliates, which prior to April 1, 2022 were affiliated to the Account and PALAC. After the sale to FGH on April 1, 2022, Prudential Financial is no longer affiliated with the Account and FLIAC. Due to former affiliated relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios in which the Account invests and may receive fees for the services performed.

There were no transactions with related parties during the period ended December 31, 2025.

Note 7:    Financial Highlights

FLIAC sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
A70

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)
In the table below, the units outstanding, the ranges of lowest to highest unit values, the net assets, the investment income ratio, expense ratios, and total returns are presented for the products offered by FLIAC and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by FLIAC.

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Growth Portfolio
December 31, 2025	16,927	$45.95	to	$147.24	$1,781,072	0.00%		0.65%	to	2.75%	13.85%	to	16.30%
December 31, 2024	19,976	$40.15	to	$126.60	$1,819,614	0.00%		0.65%	to	3.05%	26.17%	to	29.31%
December 31, 2023	20,427	$31.56	to	$97.90	$1,419,703	0.00%		0.65%	to	3.05%	39.27%	to	42.70%
December 31, 2022	23,871	$22.48	to	$68.61	$1,162,023	0.00%		0.65%	to	3.05%	-35.24%	to	-33.64%
December 31, 2021	8,933	$34.43	to	$103.39	$666,219	0.00%		0.65%	to	3.05%	13.54%	to	16.35%

	AST Government Money Market Portfolio
December 31, 2025	37,046	$7.71	to	$16.66	$454,127	3.72%		0.65%	to	2.75%	0.93%	to	3.11%
December 31, 2024	37,955	$7.64	to	$16.16	$459,229	4.66%		0.65%	to	2.75%	1.86%	to	4.08%
December 31, 2023	39,949	$7.50	to	$15.53	$462,648	4.52%		0.65%	to	2.75%	1.75%	to	3.94%
December 31, 2022	45,383	$6.87	to	$14.94	$514,774	1.24%		0.65%	to	3.05%	-1.85%	to	0.57%
December 31, 2021	39,976	$7.00	to	$14.86	$453,953	0.00%	(1)	0.65%	to	3.05%	-3.05%	to	-0.65%

	AST Cohen & Steers Realty Portfolio (merged January 24, 2025)
December 31, 2025	—	$25.76	to	$76.90	$—	0.00%		0.65%	to	3.05%	1.48%	to	1.64%
December 31, 2024	1,295	$25.38	to	$75.66	$82,351	0.00%		0.65%	to	3.05%	3.40%	to	5.97%
December 31, 2023	1,541	$24.47	to	$71.39	$92,965	0.00%		0.65%	to	3.05%	8.67%	to	11.36%
December 31, 2022	1,372	$22.45	to	$64.11	$74,354	0.00%		0.65%	to	2.75%	-27.41%	to	-25.85%
December 31, 2021	1,819	$30.93	to	$86.46	$132,648	0.00%		0.65%	to	2.75%	38.92%	to	41.92%

	AST J.P. Morgan Conservative Multi-Asset Portfolio
December 31, 2025	20,726	$13.96	to	$47.17	$608,550	0.00%		0.65%	to	3.05%	7.01%	to	9.66%
December 31, 2024	23,501	$13.02	to	$43.02	$628,472	0.00%		0.65%	to	3.05%	2.94%	to	5.50%
December 31, 2023	27,196	$12.62	to	$40.78	$693,578	0.00%		0.65%	to	3.05%	7.00%	to	9.64%
December 31, 2022	26,684	$11.77	to	$37.19	$623,092	0.00%		0.65%	to	3.05%	-18.29%	to	-16.27%
December 31, 2021	40,802	$14.38	to	$44.42	$1,142,547	0.00%		0.65%	to	3.05%	4.66%	to	7.25%

	AST High Yield Portfolio (merged February 7, 2025)
December 31, 2025	—	$15.11	to	$41.02	$—	0.00%		0.65%	to	2.75%	1.19%	to	1.41%
December 31, 2024	2,863	$14.93	to	$40.45	$87,827	0.00%		0.65%	to	2.75%	4.60%	to	6.87%
December 31, 2023	3,154	$14.28	to	$37.85	$91,908	0.00%		0.65%	to	2.75%	7.52%	to	9.84%
December 31, 2022	3,491	$13.28	to	$34.46	$92,827	0.00%		0.65%	to	2.75%	-13.94%	to	-12.09%
December 31, 2021	4,604	$15.43	to	$39.20	$138,421	0.00%		0.65%	to	2.75%	3.41%	to	5.64%

	AST Large-Cap Value Portfolio
December 31, 2025	18,560	$26.19	to	$94.59	$982,476	0.00%		0.65%	to	3.05%	12.51%	to	15.29%
December 31, 2024	21,237	$23.21	to	$82.04	$981,383	0.00%		0.65%	to	3.05%	6.56%	to	9.21%
December 31, 2023	18,580	$21.71	to	$75.12	$764,191	0.00%		0.65%	to	3.05%	6.41%	to	9.04%
December 31, 2022	20,469	$20.34	to	$68.89	$776,641	0.00%		0.65%	to	3.05%	-1.39%	to	1.04%
December 31, 2021	6,928	$20.57	to	$68.18	$261,525	0.00%		0.65%	to	2.75%	25.66%	to	28.37%

	AST Small-Cap Equity Portfolio
December 31, 2025	7,431	$33.63	to	$96.71	$479,988	0.00%		0.65%	to	3.05%	4.14%	to	6.71%
December 31, 2024	8,262	$32.11	to	$90.63	$502,613	0.00%		0.65%	to	3.05%	11.34%	to	14.11%
December 31, 2023	4,840	$28.68	to	$79.42	$257,185	0.00%		0.65%	to	3.05%	13.54%	to	16.34%
December 31, 2022	5,086	$25.12	to	$68.27	$234,225	0.00%		0.65%	to	3.05%	-29.78%	to	-28.04%
December 31, 2021	2,862	$35.57	to	$94.88	$181,218	0.00%		0.65%	to	2.75%	1.66%	to	3.86%
A71

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Natural Resources Portfolio (merged January 24, 2025)
December 31, 2025	—	$14.84	to	$83.81	$—	0.00%	0.65%	to	2.75%	8.67%	to	8.82%
December 31, 2024	1,405	$13.66	to	$77.01	$67,178	0.00%	0.65%	to	2.75%	0.98%	to	3.18%
December 31, 2023	1,587	$13.53	to	$74.64	$73,314	0.00%	0.65%	to	2.75%	-1.43%	to	0.69%
December 31, 2022	1,663	$13.72	to	$74.13	$77,349	0.00%	0.65%	to	2.75%	3.18%	to	5.40%
December 31, 2021	2,928	$13.30	to	$70.33	$121,127	0.00%	0.65%	to	2.75%	20.40%	to	22.99%

	AST MFS Global Equity Portfolio (merged January 24, 2025)
December 31, 2025	—	$26.53	to	$56.99	$—	0.00%	0.65%	to	2.75%	2.89%	to	3.04%
December 31, 2024	2,760	$25.79	to	$55.32	$120,474	0.00%	0.65%	to	2.75%	2.60%	to	4.83%
December 31, 2023	3,086	$25.13	to	$52.91	$129,280	0.00%	0.65%	to	2.75%	10.89%	to	13.28%
December 31, 2022	3,281	$22.66	to	$46.83	$121,930	0.00%	0.65%	to	2.75%	-20.21%	to	-18.49%
December 31, 2021	4,396	$28.41	to	$57.59	$200,725	0.00%	0.65%	to	2.75%	13.64%	to	16.09%

	AST International Equity Portfolio
December 31, 2025	9,934	$22.41	to	$59.26	$474,847	0.00%	0.65%	to	2.75%	29.19%	to	31.97%
December 31, 2024	10,520	$17.35	to	$44.90	$380,139	0.00%	0.65%	to	3.05%	2.22%	to	4.77%
December 31, 2023	11,668	$16.92	to	$42.86	$405,075	0.00%	0.65%	to	3.05%	14.17%	to	16.99%
December 31, 2022	7,179	$14.77	to	$36.63	$211,437	0.00%	0.65%	to	3.05%	-30.86%	to	-29.15%
December 31, 2021	7,976	$21.30	to	$51.70	$335,133	0.00%	0.65%	to	3.05%	9.07%	to	11.77%

	AST Aggressive Asset Allocation Portfolio
December 31, 2025	98,723	$22.56	to	$43.42	$3,176,861	0.00%	0.65%	to	3.05%	12.63%	to	15.41%
December 31, 2024	114,932	$19.99	to	$37.78	$3,229,992	0.00%	0.65%	to	3.05%	10.89%	to	13.65%
December 31, 2023	132,345	$17.99	to	$33.37	$3,301,240	0.00%	0.65%	to	3.05%	14.50%	to	17.33%
December 31, 2022	140,206	$15.68	to	$28.56	$2,999,888	0.00%	0.65%	to	3.05%	-19.43%	to	-17.44%
December 31, 2021	167,294	$19.42	to	$34.73	$4,367,171	0.00%	0.65%	to	3.05%	13.41%	to	16.22%

	AST Multi-Asset Diversified Plus Portfolio
December 31, 2025	41,837	$13.17	to	$24.58	$781,718	0.00%	0.65%	to	3.05%	10.09%	to	12.81%
December 31, 2024	47,347	$11.94	to	$21.88	$787,579	0.00%	0.65%	to	3.05%	4.41%	to	7.01%
December 31, 2023	54,708	$11.41	to	$20.53	$854,987	0.00%	0.65%	to	3.05%	6.86%	to	9.50%
December 31, 2022	59,781	$10.66	to	$18.82	$855,752	0.00%	0.65%	to	3.05%	-16.08%	to	-14.01%
December 31, 2021	87,954	$12.67	to	$21.97	$1,488,909	0.00%	0.65%	to	3.05%	9.01%	to	11.71%

	AST Balanced Asset Allocation Portfolio
December 31, 2025	144,351	$19.37	to	$34.91	$4,069,046	0.00%	0.65%	to	3.05%	10.86%	to	13.60%
December 31, 2024	165,871	$17.44	to	$30.85	$4,144,087	0.00%	0.65%	to	3.05%	8.47%	to	11.17%
December 31, 2023	91,293	$16.05	to	$27.86	$2,065,664	0.00%	0.65%	to	3.05%	12.25%	to	15.01%
December 31, 2022	100,027	$14.27	to	$24.32	$1,977,790	0.00%	0.65%	to	3.05%	-18.81%	to	-16.80%
December 31, 2021	98,657	$17.53	to	$29.36	$2,349,635	0.00%	0.65%	to	3.05%	9.40%	to	12.11%

	AST Preservation Asset Allocation Portfolio
December 31, 2025	35,128	$14.70	to	$24.24	$736,961	0.00%	0.65%	to	3.05%	7.93%	to	10.60%
December 31, 2024	40,443	$13.60	to	$21.91	$771,627	0.00%	0.65%	to	3.05%	4.50%	to	7.10%
December 31, 2023	46,769	$12.98	to	$20.46	$838,110	0.00%	0.65%	to	3.05%	8.38%	to	11.05%
December 31, 2022	52,058	$11.96	to	$18.42	$844,494	0.00%	0.65%	to	3.05%	-18.19%	to	-16.17%
December 31, 2021	72,797	$14.58	to	$22.05	$1,424,281	0.00%	0.65%	to	3.05%	3.00%	to	5.55%

	AST J.P. Morgan Moderate Multi-Asset Portfolio
December 31, 2025	15,417	$17.21	to	$33.16	$361,113	0.00%	0.65%	to	2.75%	9.43%	to	11.80%
December 31, 2024	17,317	$15.73	to	$29.78	$365,125	0.00%	0.65%	to	2.75%	6.80%	to	9.12%
December 31, 2023	19,350	$14.73	to	$27.40	$375,647	0.00%	0.65%	to	2.75%	10.76%	to	13.14%
December 31, 2022	20,610	$13.30	to	$24.32	$355,140	0.00%	0.65%	to	2.75%	-19.26%	to	-17.52%
December 31, 2021	27,020	$16.47	to	$29.60	$567,184	0.00%	0.65%	to	2.75%	9.32%	to	11.68%

	AST Core Fixed Income Portfolio
December 31, 2025	97,994	$10.56	to	$15.55	$1,358,141	0.00%	0.65%	to	3.05%	3.89%	to	6.46%
December 31, 2024	94,380	$10.13	to	$14.60	$1,236,081	0.00%	0.65%	to	3.05%	-1.68%	to	0.77%
December 31, 2023	98,671	$10.27	to	$14.49	$1,290,864	0.00%	0.65%	to	3.05%	3.12%	to	5.66%
December 31, 2022	101,389	$9.93	to	$13.71	$1,260,482	0.00%	0.65%	to	3.05%	-18.84%	to	-16.83%
December 31, 2021	42,949	$12.20	to	$16.49	$648,118	0.00%	0.65%	to	3.05%	-5.22%	to	-2.87%

A72

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Davis Equity Portfolio
December 31, 2025	24	$44.89	to	$44.89	$1,080	1.04%	1.40%	to	1.40%	25.46%	to	25.46%
December 31, 2024	26	$35.78	to	$46.96	$938	1.06%	1.40%	to	1.65%	16.10%	to	16.39%
December 31, 2023	28	$30.74	to	$40.45	$874	1.36%	1.40%	to	1.65%	30.45%	to	30.78%
December 31, 2022	30	$23.50	to	$31.01	$708	1.19%	1.40%	to	1.65%	-21.45%	to	-21.25%
December 31, 2021	35	$29.85	to	$39.48	$1,048	0.59%	1.40%	to	1.65%	15.91%	to	16.20%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2025	5	$101.59	to	$101.59	$524	0.00%	1.00%	to	1.00%	20.47%	to	20.47%
December 31, 2024	5	$84.32	to	$84.32	$462	2.30%	1.00%	to	1.00%	22.86%	to	22.86%
December 31, 2023	6	$68.63	to	$68.63	$383	0.00%	1.00%	to	1.00%	25.37%	to	25.37%
December 31, 2022	6	$54.74	to	$54.74	$313	0.00%	1.00%	to	1.00%	-36.41%	to	-36.41%
December 31, 2021	6	$86.09	to	$86.09	$552	0.00%	1.00%	to	1.00%	-3.87%	to	-3.87%

	ProFund VP Asia 30
December 31, 2025	120	$16.42	to	$40.06	$3,481	4.55%	0.65%	to	2.50%	21.03%	to	23.32%
December 31, 2024	153	$12.67	to	$32.57	$3,592	0.77%	0.65%	to	2.50%	8.76%	to	10.83%
December 31, 2023	167	$11.64	to	$29.46	$3,631	0.11%	0.65%	to	2.50%	1.71%	to	3.64%
December 31, 2022	194	$11.44	to	$28.50	$4,067	0.49%	0.65%	to	2.50%	-26.31%	to	-24.92%
December 31, 2021	196	$15.52	to	$38.05	$5,589	0.00%	0.65%	to	2.50%	-20.56%	to	-19.05%

	ProFund VP Banks
December 31, 2025	239	$9.92	to	$17.43	$3,379	1.23%	0.65%	to	2.50%	7.77%	to	9.82%
December 31, 2024	227	$9.20	to	$28.49	$2,949	2.02%	0.65%	to	2.50%	19.17%	to	21.44%
December 31, 2023	278	$7.72	to	$23.80	$3,049	1.38%	0.65%	to	2.50%	7.64%	to	9.67%
December 31, 2022	251	$7.18	to	$22.01	$2,537	0.82%	0.65%	to	2.50%	-21.88%	to	-20.40%
December 31, 2021	363	$9.19	to	$28.04	$4,479	0.87%	0.65%	to	2.50%	30.74%	to	33.22%

	ProFund VP Bear
December 31, 2025	1,824	$0.34	to	$0.66	$994	2.92%	0.65%	to	2.45%	-16.57%	to	-15.02%
December 31, 2024	906	$0.40	to	$0.78	$599	7.95%	0.65%	to	2.45%	-15.83%	to	-14.27%
December 31, 2023	1,385	$0.48	to	$0.91	$1,060	0.23%	0.65%	to	2.50%	-17.37%	to	-15.82%
December 31, 2022	1,981	$0.58	to	$1.08	$1,684	0.00%	0.65%	to	2.50%	14.20%	to	16.35%
December 31, 2021	1,506	$0.50	to	$0.93	$1,183	0.00%	0.65%	to	2.45%	-26.48%	to	-25.12%

	ProFund VP Biotechnology
December 31, 2025	97	$49.61	to	$106.76	$5,457	0.00%	0.65%	to	1.65%	31.82%	to	33.16%
December 31, 2024	113	$37.54	to	$80.37	$4,730	0.00%	0.65%	to	1.90%	-2.05%	to	-0.80%
December 31, 2023	139	$38.13	to	$81.23	$5,924	0.00%	0.65%	to	1.90%	8.06%	to	9.43%
December 31, 2022	149	$35.11	to	$74.41	$5,790	0.00%	0.65%	to	1.90%	-9.46%	to	-8.31%
December 31, 2021	172	$38.58	to	$81.36	$7,371	0.00%	0.65%	to	1.90%	13.54%	to	14.98%

	ProFund VP Materials
December 31, 2025	112	$18.15	to	$40.83	$3,624	0.23%	0.65%	to	2.65%	5.19%	to	7.35%
December 31, 2024	120	$17.26	to	$38.13	$3,580	0.42%	0.65%	to	2.65%	-4.17%	to	-2.19%
December 31, 2023	137	$18.01	to	$39.09	$4,223	0.46%	0.65%	to	2.65%	9.41%	to	11.65%
December 31, 2022	166	$16.46	to	$35.10	$4,584	0.19%	0.65%	to	2.65%	-11.54%	to	-9.73%
December 31, 2021	169	$18.61	to	$38.98	$5,247	0.31%	0.65%	to	2.65%	22.30%	to	24.81%

	ProFund VP UltraBull
December 31, 2025	105	$73.95	to	$169.91	$8,799	0.73%	0.65%	to	1.65%	22.33%	to	23.58%
December 31, 2024	134	$60.30	to	$137.84	$9,258	0.70%	0.65%	to	1.65%	39.66%	to	41.09%
December 31, 2023	138	$43.06	to	$97.94	$6,629	0.00%	0.65%	to	1.65%	42.85%	to	44.29%
December 31, 2022	173	$30.07	to	$68.05	$5,844	0.00%	0.65%	to	1.65%	-40.12%	to	-39.52%
December 31, 2021	204	$50.09	to	$112.79	$11,515	0.00%	0.65%	to	1.90%	55.14%	to	57.11%

	ProFund VP Bull
December 31, 2025	297	$39.37	to	$61.15	$14,004	0.40%	0.65%	to	2.40%	12.79%	to	14.81%
December 31, 2024	340	$34.85	to	$53.40	$13,940	0.68%	0.65%	to	2.40%	19.54%	to	21.69%
December 31, 2023	393	$29.11	to	$43.99	$13,517	0.00%	0.65%	to	2.40%	20.78%	to	22.94%
December 31, 2022	516	$24.07	to	$35.87	$14,436	0.00%	0.65%	to	2.40%	-21.66%	to	-20.26%
December 31, 2021	520	$30.67	to	$45.10	$18,550	0.00%	0.65%	to	2.40%	23.30%	to	25.51%
A73

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Discretionary
December 31, 2025	158	$34.93	to	$65.43	$6,787	0.00%		0.65%	to	2.65%	2.72%	to	4.82%
December 31, 2024	196	$34.01	to	$58.48	$8,020	0.00%		0.65%	to	2.65%	21.12%	to	23.62%
December 31, 2023	228	$28.08	to	$51.31	$7,582	0.00%		0.65%	to	2.65%	28.57%	to	31.20%
December 31, 2022	166	$21.84	to	$36.27	$4,296	0.00%		0.65%	to	2.65%	-33.34%	to	-31.98%
December 31, 2021	272	$32.77	to	$58.43	$10,419	0.00%		0.65%	to	2.65%	7.31%	to	9.51%

	ProFund VP Consumer Staples
December 31, 2025	203	$21.48	to	$39.95	$6,066	0.93%		0.65%	to	2.75%	-2.92%	to	-0.82%
December 31, 2024	186	$22.12	to	$40.38	$5,689	1.51%		0.65%	to	2.75%	7.31%	to	9.64%
December 31, 2023	211	$20.62	to	$36.93	$5,929	0.21%		0.65%	to	2.75%	1.07%	to	3.25%
December 31, 2022	226	$20.40	to	$35.85	$6,239	0.05%		0.65%	to	2.75%	-26.76%	to	-25.19%
December 31, 2021	325	$27.85	to	$48.04	$12,044	0.41%		0.65%	to	2.75%	16.36%	to	18.87%

	ProFund VP Energy
December 31, 2025	271	$14.87	to	$36.95	$7,406	2.10%		0.65%	to	2.50%	3.21%	to	5.17%
December 31, 2024	326	$14.40	to	$35.22	$8,492	2.20%		0.65%	to	2.50%	1.16%	to	3.09%
December 31, 2023	377	$14.23	to	$34.25	$9,474	2.29%		0.65%	to	2.50%	-4.93%	to	-3.13%
December 31, 2022	522	$14.96	to	$35.45	$13,679	1.33%		0.65%	to	2.50%	55.46%	to	58.40%
December 31, 2021	521	$9.62	to	$22.44	$8,803	1.92%		0.65%	to	2.50%	48.14%	to	50.94%

	ProFund VP Europe 30
December 31, 2025	215	$15.27	to	$31.48	$4,385	2.30%		0.65%	to	2.25%	26.68%	to	28.75%
December 31, 2024	235	$11.93	to	$24.51	$3,771	1.94%		0.65%	to	2.25%	1.99%	to	3.67%
December 31, 2023	306	$11.58	to	$23.70	$4,760	2.18%		0.65%	to	2.25%	14.83%	to	16.71%
December 31, 2022	363	$9.98	to	$20.36	$4,838	1.19%		0.65%	to	2.40%	-9.97%	to	-8.36%
December 31, 2021	495	$10.96	to	$22.27	$7,200	0.91%		0.65%	to	2.40%	21.54%	to	23.72%

	ProFund VP Financials
December 31, 2025	354	$16.27	to	$51.09	$8,886	0.01%		0.65%	to	2.75%	9.80%	to	12.17%
December 31, 2024	425	$14.81	to	$45.91	$9,507	0.27%		0.65%	to	2.75%	24.90%	to	27.61%
December 31, 2023	464	$11.86	to	$36.27	$8,228	0.46%		0.65%	to	2.75%	10.76%	to	13.15%
December 31, 2022	569	$10.71	to	$32.32	$8,877	0.09%		0.65%	to	2.75%	-17.47%	to	-15.69%
December 31, 2021	741	$12.97	to	$38.64	$14,051	0.38%		0.65%	to	2.75%	26.53%	to	29.26%

	ProFund VP U.S. Government Plus
December 31, 2025	147	$7.48	to	$14.27	$1,812	2.99%		0.65%	to	2.25%	-1.10%	to	0.52%
December 31, 2024	180	$7.55	to	$14.20	$2,197	3.37%		0.65%	to	2.25%	-14.80%	to	-13.40%
December 31, 2023	242	$8.84	to	$16.40	$3,362	3.90%		0.65%	to	2.25%	-2.20%	to	-0.61%
December 31, 2022	190	$9.02	to	$16.50	$2,697	0.00%		0.65%	to	2.25%	-43.01%	to	-42.08%
December 31, 2021	221	$15.79	to	$28.48	$5,393	0.00%		0.65%	to	2.50%	-9.41%	to	-7.69%

	ProFund VP Health Care
December 31, 2025	429	$34.82	to	$53.07	$16,636	0.00%	(1)	0.65%	to	2.50%	9.75%	to	11.83%
December 31, 2024	482	$31.37	to	$47.84	$16,838	0.06%		0.65%	to	2.50%	-1.72%	to	0.16%
December 31, 2023	526	$31.56	to	$48.16	$18,416	0.00%		0.65%	to	2.50%	-1.69%	to	0.17%
December 31, 2022	620	$31.75	to	$48.47	$21,999	0.00%		0.65%	to	2.50%	-8.37%	to	-6.63%
December 31, 2021	785	$33.65	to	$52.33	$29,954	0.04%		0.65%	to	2.65%	18.32%	to	20.75%

	ProFund Access VP High Yield Fund
December 31, 2025	83	$21.98	to	$27.10	$1,989	2.36%		0.65%	to	1.65%	4.49%	to	5.55%
December 31, 2024	85	$21.04	to	$25.67	$1,949	5.07%		0.65%	to	1.65%	4.55%	to	5.62%
December 31, 2023	98	$20.12	to	$24.31	$2,152	5.20%		0.65%	to	1.65%	8.61%	to	9.71%
December 31, 2022	111	$18.53	to	$22.15	$2,229	3.00%		0.65%	to	1.65%	-9.48%	to	-8.56%
December 31, 2021	158	$20.47	to	$24.23	$3,463	2.36%		0.65%	to	1.65%	-1.38%	to	-0.38%

	ProFund VP Industrials
December 31, 2025	132	$41.47	to	$66.77	$6,348	0.00%		0.65%	to	2.45%	14.38%	to	16.49%
December 31, 2024	143	$36.18	to	$57.46	$5,929	0.18%		0.65%	to	2.45%	12.62%	to	14.71%
December 31, 2023	166	$32.06	to	$50.22	$6,075	0.00%		0.65%	to	2.45%	13.46%	to	15.54%
December 31, 2022	190	$28.20	to	$43.57	$6,023	0.00%		0.65%	to	2.45%	-17.67%	to	-16.15%
December 31, 2021	271	$34.18	to	$52.10	$10,210	0.00%		0.65%	to	2.45%	13.55%	to	15.65%
A74

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Internet
December 31, 2025	43	$132.62	to	$176.21	$6,445	0.00%	0.65%	to	1.65%	7.33%	to	8.42%
December 31, 2024	49	$123.56	to	$162.94	$6,773	0.00%	0.65%	to	1.65%	27.20%	to	28.50%
December 31, 2023	52	$97.14	to	$127.13	$5,569	0.00%	0.65%	to	1.65%	47.39%	to	48.88%
December 31, 2022	50	$65.91	to	$85.60	$3,651	0.00%	0.65%	to	1.65%	-47.02%	to	-46.48%
December 31, 2021	62	$124.40	to	$160.35	$8,382	0.00%	0.65%	to	1.65%	3.56%	to	4.62%

	ProFund VP Japan
December 31, 2025	94	$26.41	to	$46.58	$3,004	4.44%	0.65%	to	2.45%	27.49%	to	29.84%
December 31, 2024	112	$20.67	to	$35.97	$2,730	2.51%	0.65%	to	2.45%	19.21%	to	21.42%
December 31, 2023	188	$17.30	to	$29.70	$3,695	0.00%	0.65%	to	2.45%	31.23%	to	33.64%
December 31, 2022	198	$13.16	to	$22.28	$2,908	0.00%	0.65%	to	2.45%	-12.13%	to	-10.51%
December 31, 2021	251	$14.94	to	$24.96	$4,162	0.00%	0.65%	to	2.45%	1.35%	to	3.22%

	ProFund VP Precious Metals
December 31, 2025	703	$15.07	to	$29.46	$16,784	2.20%	0.65%	to	2.50%	144.08%	to	148.69%
December 31, 2024	747	$6.17	to	$11.87	$7,185	3.31%	0.65%	to	2.50%	3.90%	to	5.88%
December 31, 2023	1,092	$5.94	to	$11.24	$10,184	0.00%	0.65%	to	2.50%	-1.05%	to	0.82%
December 31, 2022	1,115	$6.00	to	$11.18	$10,307	0.00%	0.65%	to	2.50%	-13.24%	to	-11.60%
December 31, 2021	1,227	$6.91	to	$12.68	$12,797	0.00%	0.65%	to	2.50%	-11.21%	to	-9.53%

	ProFund VP Mid-Cap Growth
December 31, 2025	289	$32.51	to	$56.61	$11,900	0.00%	0.65%	to	2.50%	3.03%	to	4.99%
December 31, 2024	289	$31.55	to	$54.06	$11,355	0.00%	0.65%	to	2.50%	11.03%	to	13.15%
December 31, 2023	328	$28.42	to	$47.90	$11,363	0.00%	0.65%	to	2.50%	12.68%	to	14.81%
December 31, 2022	344	$25.22	to	$41.82	$10,429	0.00%	0.65%	to	2.50%	-22.33%	to	-20.86%
December 31, 2021	470	$32.47	to	$52.98	$18,327	0.00%	0.65%	to	2.50%	14.04%	to	16.21%

	ProFund VP Mid-Cap Value
December 31, 2025	213	$31.15	to	$56.14	$8,555	0.29%	0.65%	to	2.50%	3.20%	to	5.16%
December 31, 2024	228	$30.19	to	$53.52	$8,870	0.26%	0.65%	to	2.50%	7.08%	to	9.13%
December 31, 2023	265	$28.19	to	$49.17	$9,311	0.29%	0.65%	to	2.50%	10.62%	to	12.72%
December 31, 2022	328	$25.48	to	$43.73	$10,225	0.14%	0.65%	to	2.50%	-10.74%	to	-9.05%
December 31, 2021	387	$28.55	to	$48.20	$13,478	0.28%	0.65%	to	2.50%	25.32%	to	27.70%

	ProFund VP Pharmaceuticals
December 31, 2025	65	$21.00	to	$33.96	$1,576	0.24%	0.65%	to	2.45%	26.18%	to	28.50%
December 31, 2024	66	$16.51	to	$26.81	$1,250	0.00%	0.65%	to	2.45%	0.86%	to	2.73%
December 31, 2023	78	$16.23	to	$26.47	$1,436	0.53%	0.65%	to	2.50%	-7.85%	to	-6.11%
December 31, 2022	102	$17.46	to	$28.59	$2,019	0.08%	0.65%	to	2.50%	-8.47%	to	-6.74%
December 31, 2021	120	$18.91	to	$31.10	$2,571	0.27%	0.65%	to	2.45%	8.48%	to	10.48%

	ProFund VP Real Estate
December 31, 2025	126	$14.51	to	$37.96	$3,877	1.51%	0.65%	to	2.75%	-2.13%	to	-0.02%
December 31, 2024	127	$14.83	to	$37.97	$3,930	1.43%	0.65%	to	2.75%	0.68%	to	2.87%
December 31, 2023	147	$14.73	to	$36.91	$4,548	1.17%	0.65%	to	2.75%	6.72%	to	9.02%
December 31, 2022	146	$13.80	to	$33.85	$4,165	0.71%	0.65%	to	2.75%	-28.58%	to	-27.03%
December 31, 2021	195	$19.32	to	$46.40	$7,641	0.03%	0.65%	to	2.75%	33.31%	to	36.19%

	ProFund VP Rising Rates Opportunity
December 31, 2025	965	$1.48	to	$2.95	$1,574	3.91%	0.65%	to	2.65%	-1.02%	to	1.01%
December 31, 2024	1,079	$1.48	to	$2.96	$1,769	4.61%	0.65%	to	2.65%	15.84%	to	18.22%
December 31, 2023	1,276	$1.26	to	$2.54	$1,826	0.17%	0.65%	to	2.65%	-0.93%	to	1.08%
December 31, 2022	3,154	$1.26	to	$2.55	$4,339	0.00%	0.65%	to	2.65%	54.29%	to	57.44%
December 31, 2021	2,141	$0.81	to	$1.64	$1,875	0.00%	0.65%	to	2.65%	-2.72%	to	-0.72%

	ProFund VP Nasdaq-100
December 31, 2025	451	$50.61	to	$152.68	$30,106	0.40%	0.65%	to	2.50%	15.66%	to	17.85%
December 31, 2024	486	$43.27	to	$129.89	$27,517	0.41%	0.65%	to	2.50%	20.33%	to	22.62%
December 31, 2023	540	$35.56	to	$106.19	$25,325	0.00%	0.65%	to	2.50%	48.39%	to	51.19%
December 31, 2022	524	$23.70	to	$70.41	$16,113	0.00%	0.65%	to	2.50%	-35.56%	to	-34.34%
December 31, 2021	731	$36.36	to	$107.51	$34,899	0.00%	0.65%	to	2.50%	21.69%	to	23.99%
A75

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Semiconductor
December 31, 2025	162	$118.76	to	$237.72	$20,877	0.00%		0.65%	to	1.90%	39.01%	to	40.78%
December 31, 2024	189	$85.22	to	$169.29	$17,379	0.00%		0.65%	to	1.90%	67.47%	to	69.61%
December 31, 2023	156	$50.76	to	$100.06	$8,549	0.00%		0.65%	to	1.65%	90.49%	to	92.41%
December 31, 2022	101	$26.65	to	$52.13	$2,914	0.00%		0.65%	to	1.65%	-38.53%	to	-37.91%
December 31, 2021	147	$43.35	to	$84.18	$7,132	0.00%		0.65%	to	1.65%	46.04%	to	47.52%

	ProFund VP Small-Cap Growth
December 31, 2025	205	$25.36	to	$58.80	$8,657	0.00%		0.65%	to	2.75%	0.77%	to	2.94%
December 31, 2024	231	$25.16	to	$57.26	$9,501	0.00%		0.65%	to	2.75%	4.82%	to	7.09%
December 31, 2023	261	$24.01	to	$53.60	$10,132	0.00%		0.65%	to	2.75%	12.04%	to	14.45%
December 31, 2022	256	$21.43	to	$46.96	$8,779	0.00%		0.65%	to	2.75%	-24.54%	to	-22.92%
December 31, 2021	370	$28.40	to	$61.07	$16,536	0.00%		0.65%	to	2.75%	17.32%	to	19.86%

	ProFund VP Short Mid-Cap
December 31, 2025	62	$0.50	to	$0.61	$32	2.61%		0.65%	to	1.65%	-6.08%	to	-5.13%
December 31, 2024	71	$0.53	to	$0.65	$41	9.10%		0.65%	to	1.65%	-8.11%	to	-7.17%
December 31, 2023	72	$0.58	to	$0.70	$47	0.50%		0.65%	to	1.65%	-10.85%	to	-9.94%
December 31, 2022	131	$0.64	to	$0.77	$93	0.00%		0.65%	to	1.65%	7.58%	to	8.66%
December 31, 2021	61	$0.60	to	$0.71	$42	0.00%		0.65%	to	1.65%	-25.33%	to	-24.56%

	ProFund VP Short Nasdaq-100
December 31, 2025	1,178	$0.10	to	$0.15	$150	5.95%		0.65%	to	2.25%	-17.74%	to	-16.32%
December 31, 2024	3,366	$0.12	to	$0.18	$508	6.79%		0.65%	to	2.25%	-18.12%	to	-16.73%
December 31, 2023	4,939	$0.15	to	$0.28	$890	0.00%		0.65%	to	2.50%	-34.08%	to	-32.81%
December 31, 2022	7,788	$0.22	to	$0.42	$2,124	0.00%		0.65%	to	2.50%	31.70%	to	34.15%
December 31, 2021	2,598	$0.17	to	$0.32	$545	0.00%		0.65%	to	2.25%	-26.82%	to	-25.60%

	ProFund VP Short Small-Cap
December 31, 2025	174	$0.47	to	$0.58	$88	3.42%		0.65%	to	1.65%	-11.55%	to	-10.66%
December 31, 2024	267	$0.53	to	$0.65	$153	6.96%		0.65%	to	1.65%	-8.05%	to	-7.12%
December 31, 2023	416	$0.58	to	$0.70	$263	0.19%		0.65%	to	1.65%	-12.35%	to	-11.45%
December 31, 2022	493	$0.66	to	$0.79	$346	0.00%		0.65%	to	1.65%	15.88%	to	17.05%
December 31, 2021	345	$0.57	to	$0.67	$208	0.00%		0.65%	to	1.65%	-20.39%	to	-19.58%

	ProFund VP Small-Cap Value
December 31, 2025	196	$26.76	to	$48.69	$6,313	0.37%		0.65%	to	2.50%	2.37%	to	4.31%
December 31, 2024	216	$20.28	to	$46.79	$6,647	0.36%		0.65%	to	2.75%	2.95%	to	5.18%
December 31, 2023	252	$19.70	to	$44.60	$7,493	0.02%		0.65%	to	2.75%	9.84%	to	12.20%
December 31, 2022	281	$17.94	to	$39.85	$7,482	0.00%	(1)	0.65%	to	2.75%	-14.82%	to	-12.98%
December 31, 2021	381	$21.06	to	$45.91	$11,759	0.09%		0.65%	to	2.75%	25.03%	to	27.72%

	ProFund VP Technology
December 31, 2025	165	$46.77	to	$141.35	$9,156	0.00%		0.65%	to	1.65%	20.58%	to	21.80%
December 31, 2024	198	$38.69	to	$116.34	$9,047	0.00%		0.65%	to	1.65%	17.81%	to	19.01%
December 31, 2023	230	$32.76	to	$98.00	$8,818	0.00%		0.65%	to	1.65%	55.35%	to	56.93%
December 31, 2022	240	$21.03	to	$62.61	$5,861	0.00%		0.65%	to	1.65%	-36.78%	to	-36.14%
December 31, 2021	347	$33.19	to	$98.29	$13,299	0.00%		0.65%	to	1.65%	32.73%	to	34.08%

	ProFund VP Communication Services
December 31, 2025	222	$13.20	to	$34.76	$4,238	0.00%		0.65%	to	2.75%	17.59%	to	20.13%
December 31, 2024	281	$11.08	to	$29.06	$4,649	0.00%		0.65%	to	2.75%	28.98%	to	31.78%
December 31, 2023	275	$8.47	to	$22.14	$3,300	0.98%		0.65%	to	2.75%	28.21%	to	30.96%
December 31, 2022	207	$6.52	to	$16.65	$1,924	1.91%		0.65%	to	2.75%	-23.38%	to	-21.73%
December 31, 2021	307	$8.39	to	$21.32	$3,770	1.11%		0.65%	to	2.75%	15.16%	to	17.64%

	ProFund VP UltraMid-Cap
December 31, 2025	84	$55.02	to	$118.12	$5,733	1.06%		0.65%	to	2.50%	0.62%	to	2.53%
December 31, 2024	87	$54.68	to	$115.50	$5,773	0.68%		0.65%	to	2.50%	14.08%	to	16.26%
December 31, 2023	126	$47.93	to	$99.60	$7,010	0.00%		0.65%	to	2.50%	19.16%	to	21.42%
December 31, 2022	115	$40.22	to	$82.24	$5,442	0.00%		0.65%	to	2.50%	-33.86%	to	-32.61%
December 31, 2021	142	$60.82	to	$122.34	$10,093	0.00%		0.65%	to	2.50%	43.00%	to	45.72%

A76

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP UltraNasdaq-100
December 31, 2025	1,461	$48.55	to	$812.91	$92,239	0.23%	0.65%	to	1.65%	27.12%	to	28.41%
December 31, 2024	1,617	$38.09	to	$634.64	$79,858	0.30%	0.65%	to	1.65%	39.07%	to	40.49%
December 31, 2023	1,864	$27.32	to	$452.88	$64,198	0.00%	0.65%	to	1.65%	111.93%	to	114.07%
December 31, 2022	1,332	$12.86	to	$212.09	$20,529	0.00%	0.65%	to	1.65%	-61.58%	to	-61.18%
December 31, 2021	2,195	$33.38	to	$547.78	$89,893	0.00%	0.65%	to	1.65%	50.00%	to	51.52%

	ProFund VP UltraSmall-Cap
December 31, 2025	89	$28.77	to	$67.88	$2,881	1.02%	0.65%	to	1.65%	11.07%	to	12.20%
December 31, 2024	99	$25.83	to	$60.65	$2,850	0.71%	0.65%	to	1.65%	8.86%	to	9.97%
December 31, 2023	163	$23.67	to	$55.29	$4,305	0.00%	0.65%	to	1.65%	20.41%	to	21.64%
December 31, 2022	143	$19.61	to	$45.57	$3,167	0.00%	0.65%	to	1.65%	-44.61%	to	-44.05%
December 31, 2021	186	$35.31	to	$81.66	$7,316	0.00%	0.65%	to	1.65%	21.27%	to	22.50%

	ProFund VP Utilities
December 31, 2025	316	$24.51	to	$57.77	$11,155	1.38%	0.65%	to	2.75%	10.85%	to	13.24%
December 31, 2024	351	$22.11	to	$51.14	$11,036	1.60%	0.65%	to	2.75%	17.92%	to	20.48%
December 31, 2023	391	$18.75	to	$42.56	$10,225	1.32%	0.65%	to	2.75%	-11.10%	to	-9.18%
December 31, 2022	558	$21.09	to	$46.98	$16,102	1.03%	0.65%	to	2.75%	-2.99%	to	-0.90%
December 31, 2021	545	$21.74	to	$47.52	$15,808	1.50%	0.65%	to	2.75%	12.24%	to	14.66%

	ProFund VP Large-Cap Growth
December 31, 2025	379	$48.67	to	$87.24	$23,395	0.00%	0.65%	to	2.50%	16.96%	to	19.18%
December 31, 2024	374	$41.61	to	$73.50	$19,620	0.00%	0.65%	to	2.50%	30.42%	to	32.91%
December 31, 2023	400	$31.91	to	$55.52	$16,042	0.00%	0.65%	to	2.50%	24.68%	to	27.04%
December 31, 2022	351	$25.59	to	$43.88	$11,187	0.00%	0.65%	to	2.50%	-32.37%	to	-31.09%
December 31, 2021	455	$37.84	to	$63.94	$21,195	0.00%	0.65%	to	2.50%	26.62%	to	29.02%

	ProFund VP Large-Cap Value
December 31, 2025	326	$23.93	to	$45.58	$9,888	0.63%	0.65%	to	2.50%	8.59%	to	10.65%
December 31, 2024	385	$22.04	to	$41.53	$10,790	0.37%	0.65%	to	2.50%	7.65%	to	9.70%
December 31, 2023	398	$20.47	to	$38.16	$10,294	0.48%	0.65%	to	2.50%	17.10%	to	19.31%
December 31, 2022	465	$17.48	to	$32.25	$10,117	0.48%	0.65%	to	2.50%	-9.15%	to	-7.43%
December 31, 2021	438	$19.24	to	$32.50	$10,424	0.99%	0.65%	to	2.50%	19.85%	to	22.13%

	Rydex VT Nova Fund
December 31, 2025	38	$47.14	to	$52.51	$1,797	0.00%	1.00%	to	1.40%	19.17%	to	19.66%
December 31, 2024	40	$39.56	to	$43.89	$1,586	0.00%	1.00%	to	1.40%	30.89%	to	31.42%
December 31, 2023	46	$30.22	to	$33.39	$1,383	0.00%	1.00%	to	1.40%	33.19%	to	33.73%
December 31, 2022	48	$22.69	to	$24.97	$1,090	0.41%	1.00%	to	1.40%	-31.24%	to	-30.96%
December 31, 2021	53	$33.00	to	$36.17	$1,756	0.35%	1.00%	to	1.40%	40.20%	to	40.76%

	Rydex VT NASDAQ-100® Fund
December 31, 2025	171	$62.73	to	$138.19	$10,792	0.03%	0.65%	to	1.65%	17.08%	to	18.26%
December 31, 2024	194	$53.45	to	$118.04	$10,430	0.21%	0.65%	to	1.65%	21.85%	to	23.10%
December 31, 2023	223	$43.75	to	$96.87	$9,806	0.00%	0.65%	to	1.65%	50.70%	to	52.23%
December 31, 2022	243	$28.96	to	$64.28	$7,053	0.00%	0.65%	to	1.65%	-35.23%	to	-34.57%
December 31, 2021	271	$44.59	to	$99.24	$12,096	0.00%	0.65%	to	1.65%	23.47%	to	24.73%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2025	11	$0.63	to	$0.63	$7	9.04%	1.40%	to	1.40%	-13.00%	to	-13.00%
December 31, 2024	9	$0.73	to	$0.81	$7	12.42%	1.00%	to	1.40%	-14.32%	to	-13.98%
December 31, 2023	8	$0.85	to	$0.94	$7	2.92%	1.00%	to	1.40%	-16.14%	to	-15.80%
December 31, 2022	14	$1.01	to	$1.11	$14	0.00%	1.00%	to	1.40%	14.97%	to	15.42%
December 31, 2021	14	$0.88	to	$0.96	$13	0.00%	1.00%	to	1.40%	-25.50%	to	-25.20%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2025	329	$30.14	to	$57.20	$15,688	0.00%	0.65%	to	2.65%	12.27%	to	14.58%
December 31, 2024	356	$26.84	to	$49.92	$14,976	0.00%	0.65%	to	2.65%	1.39%	to	3.49%
December 31, 2023	420	$26.48	to	$48.24	$17,162	0.00%	0.65%	to	2.65%	0.30%	to	2.35%
December 31, 2022	480	$26.40	to	$47.13	$19,307	0.00%	0.65%	to	2.65%	-15.61%	to	-13.88%
December 31, 2021	543	$31.28	to	$54.73	$25,409	0.20%	0.65%	to	2.65%	9.32%	to	11.57%

A77

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Invesco V.I. Technology Fund (Series I)
December 31, 2025	633	$22.29	to	$59.68	$22,172	0.00%	0.65%	to	1.75%	18.36%	to	19.68%
December 31, 2024	711	$18.74	to	$50.42	$20,962	0.00%	0.65%	to	1.75%	31.91%	to	33.39%
December 31, 2023	810	$14.13	to	$63.77	$18,043	0.00%	0.65%	to	1.75%	44.38%	to	45.99%
December 31, 2022	912	$9.74	to	$43.79	$14,015	0.00%	0.65%	to	1.75%	-41.00%	to	-40.34%
December 31, 2021	1,010	$16.43	to	$73.59	$26,487	0.00%	0.65%	to	1.75%	12.41%	to	13.67%

	Allspring VT Index Asset Allocation Fund (Class 2)
December 31, 2025	179	$42.72	to	$80.42	$14,427	1.24%	1.40%	to	1.65%	9.64%	to	9.92%
December 31, 2024	199	$38.96	to	$73.16	$14,538	1.32%	1.40%	to	1.65%	12.96%	to	13.25%
December 31, 2023	219	$34.49	to	$64.60	$14,159	0.96%	1.40%	to	1.65%	14.78%	to	15.07%
December 31, 2022	239	$30.05	to	$56.14	$13,388	0.63%	1.40%	to	1.65%	-18.39%	to	-18.18%
December 31, 2021	268	$36.82	to	$68.61	$18,374	0.58%	1.40%	to	1.65%	14.08%	to	14.37%

	Allspring VT Small Cap Growth Fund (Class 2)
December 31, 2025	21	$42.76	to	$68.72	$901	0.00%	1.40%	to	1.65%	7.45%	to	7.73%
December 31, 2024	22	$39.69	to	$63.96	$857	0.00%	1.40%	to	1.65%	16.73%	to	17.03%
December 31, 2023	27	$33.91	to	$54.79	$911	0.00%	1.40%	to	1.65%	2.39%	to	2.65%
December 31, 2022	31	$33.04	to	$53.51	$1,027	0.00%	1.40%	to	1.65%	-35.50%	to	-35.34%
December 31, 2021	35	$51.09	to	$82.96	$1,777	0.00%	1.40%	to	1.65%	5.86%	to	6.13%

	AST PGIM Aggressive Multi-Asset Portfolio
December 31, 2025	107,777	$17.45	to	$36.61	$2,685,937	0.00%	0.65%	to	3.05%	12.46%	to	15.25%
December 31, 2024	123,294	$15.48	to	$31.89	$2,680,857	0.00%	0.65%	to	3.05%	10.20%	to	12.95%
December 31, 2023	138,759	$14.02	to	$28.35	$2,684,318	0.00%	0.65%	to	3.05%	14.47%	to	17.29%
December 31, 2022	133,485	$12.22	to	$24.27	$2,210,442	0.00%	0.65%	to	3.05%	-20.79%	to	-18.83%
December 31, 2021	193,479	$15.40	to	$30.02	$3,982,816	0.00%	0.65%	to	3.05%	13.14%	to	15.94%

	AST Multi-Asset Diversified Portfolio
December 31, 2025	33,552	$20.22	to	$37.72	$968,221	0.00%	0.65%	to	3.05%	12.03%	to	14.80%
December 31, 2024	38,648	$18.01	to	$32.99	$978,761	0.00%	0.65%	to	3.05%	7.59%	to	10.27%
December 31, 2023	44,733	$16.70	to	$30.04	$1,033,799	0.00%	0.65%	to	3.05%	11.00%	to	13.74%
December 31, 2022	49,369	$15.02	to	$26.52	$1,008,311	0.00%	0.65%	to	3.05%	-19.16%	to	-17.16%
December 31, 2021	61,573	$18.54	to	$32.14	$1,530,769	0.00%	0.65%	to	3.05%	10.36%	to	13.09%

	AST Investment Grade Bond Portfolio
December 31, 2025	105,831	$14.47	to	$21.47	$1,984,756	0.00%	0.65%	to	2.45%	5.91%	to	7.86%
December 31, 2024	131,896	$13.66	to	$19.90	$2,311,394	0.00%	0.65%	to	2.45%	-0.56%	to	1.29%
December 31, 2023	155,507	$13.74	to	$19.65	$2,714,068	0.00%	0.65%	to	2.45%	3.88%	to	5.80%
December 31, 2022	211,622	$13.22	to	$18.57	$3,529,367	0.00%	0.65%	to	2.45%	-15.93%	to	-14.38%
December 31, 2021	34,563	$15.73	to	$21.69	$675,550	0.00%	0.65%	to	2.45%	-4.56%	to	-2.80%

	AST Emerging Markets Equity Portfolio (merged January 10, 2025)
December 31, 2025	—	$7.19	to	$15.22	$—	0.00%	0.65%	to	2.65%	-1.47%	to	-1.41%
December 31, 2024	5,704	$7.30	to	$15.44	$55,282	0.00%	0.65%	to	2.65%	1.86%	to	3.97%
December 31, 2023	6,278	$7.16	to	$14.91	$58,772	0.00%	0.65%	to	2.65%	9.35%	to	11.59%
December 31, 2022	6,682	$6.55	to	$13.41	$56,114	0.00%	0.65%	to	2.65%	-23.79%	to	-22.22%
December 31, 2021	10,304	$8.59	to	$17.32	$112,133	0.00%	0.65%	to	2.65%	-2.46%	to	-0.46%

	Allspring VT Discovery All Cap Growth Fund (Class 2)
December 31, 2025	30	$56.86	to	$59.13	$1,781	0.00%	1.40%	to	1.65%	13.37%	to	13.66%
December 31, 2024	31	$50.15	to	$52.03	$1,614	0.00%	1.40%	to	1.65%	18.99%	to	19.30%
December 31, 2023	38	$42.15	to	$43.61	$1,634	0.00%	1.40%	to	1.65%	30.98%	to	31.31%
December 31, 2022	41	$32.18	to	$33.21	$1,355	0.00%	1.40%	to	1.65%	-38.24%	to	-38.08%
December 31, 2021	45	$50.01	to	$53.64	$2,414	0.00%	1.40%	to	2.00%	12.67%	to	13.36%

	Allspring VT Discovery All Cap Growth Fund (Class 1)
December 31, 2025	219	$51.38	to	$112.58	$13,071	0.00%	0.65%	to	2.65%	12.47%	to	14.78%
December 31, 2024	244	$45.11	to	$98.33	$12,985	0.00%	0.65%	to	2.65%	18.07%	to	20.51%
December 31, 2023	279	$37.72	to	$81.80	$12,639	0.00%	0.65%	to	2.65%	29.97%	to	32.63%
December 31, 2022	302	$28.65	to	$61.83	$10,465	0.00%	0.65%	to	2.75%	-38.78%	to	-37.45%
December 31, 2021	364	$46.16	to	$99.11	$20,626	0.00%	0.65%	to	2.75%	12.10%	to	14.52%

A78

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2025	242	$32.91	to	$44.01	$9,616	0.00%	0.65%	to	2.50%	6.81%	to	8.84%
December 31, 2024	256	$30.81	to	$40.44	$9,415	0.00%	0.65%	to	2.50%	16.08%	to	18.29%
December 31, 2023	284	$26.54	to	$34.19	$8,901	0.00%	0.65%	to	2.50%	1.75%	to	3.68%
December 31, 2022	306	$26.09	to	$32.97	$9,316	0.00%	0.65%	to	2.50%	-35.94%	to	-34.73%
December 31, 2021	344	$40.72	to	$50.51	$16,148	0.00%	0.65%	to	2.50%	5.23%	to	7.23%

	AST Quantitative Modeling Portfolio
December 31, 2025	1,166	$20.25	to	$27.70	$29,314	0.00%	0.65%	to	2.75%	11.61%	to	14.02%
December 31, 2024	1,410	$18.14	to	$24.30	$31,496	0.00%	0.65%	to	2.75%	10.99%	to	13.40%
December 31, 2023	1,802	$16.35	to	$21.42	$36,051	0.00%	0.65%	to	2.75%	14.26%	to	16.71%
December 31, 2022	2,149	$14.31	to	$18.36	$37,161	0.00%	0.65%	to	2.75%	-20.98%	to	-19.28%
December 31, 2021	2,579	$18.11	to	$22.74	$55,720	0.00%	0.65%	to	2.75%	12.27%	to	14.69%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2025	472	$26.46	to	$36.20	$15,619	1.62%	0.65%	to	2.75%	12.56%	to	14.99%
December 31, 2024	514	$23.51	to	$31.49	$14,862	1.84%	0.65%	to	2.75%	10.09%	to	12.48%
December 31, 2023	585	$21.36	to	$27.99	$15,074	2.01%	0.65%	to	2.75%	6.06%	to	8.34%
December 31, 2022	624	$20.14	to	$25.84	$14,942	1.81%	0.65%	to	2.75%	-4.38%	to	-2.32%
December 31, 2021	647	$21.06	to	$26.45	$15,978	2.08%	0.65%	to	2.75%	15.63%	to	18.12%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2025	10	$11.28	to	$11.28	$115	2.27%	1.00%	to	1.00%	8.10%	to	8.10%
December 31, 2024	11	$10.44	to	$10.44	$115	3.25%	1.00%	to	1.00%	0.55%	to	0.55%
December 31, 2023	13	$10.38	to	$10.38	$131	2.79%	1.00%	to	1.00%	4.65%	to	4.65%
December 31, 2022	14	$9.92	to	$9.92	$142	1.98%	1.00%	to	1.00%	-15.00%	to	-15.00%
December 31, 2021	19	$11.67	to	$11.67	$223	1.98%	1.00%	to	1.00%	-1.94%	to	-1.94%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2025	109	$65.42	to	$65.42	$7,118	0.00%	1.00%	to	1.00%	14.98%	to	14.98%
December 31, 2024	121	$56.90	to	$56.90	$6,885	0.00%	1.00%	to	1.00%	30.01%	to	30.01%
December 31, 2023	130	$43.76	to	$43.76	$5,678	0.00%	1.00%	to	1.00%	41.74%	to	41.74%
December 31, 2022	143	$30.88	to	$30.88	$4,416	0.00%	1.00%	to	1.00%	-32.07%	to	-32.07%
December 31, 2021	159	$45.45	to	$45.45	$7,204	0.00%	1.00%	to	1.00%	27.45%	to	27.45%

	Allspring VT Opportunity Fund (Class 1)
December 31, 2025	43	$45.09	to	$45.09	$1,932	0.31%	1.40%	to	1.40%	5.51%	to	5.51%
December 31, 2024	52	$42.74	to	$42.74	$2,216	0.28%	1.40%	to	1.40%	13.72%	to	13.72%
December 31, 2023	55	$37.58	to	$37.58	$2,063	0.00%	1.40%	to	1.40%	25.06%	to	25.06%
December 31, 2022	65	$30.05	to	$30.05	$1,952	0.00%	1.40%	to	1.40%	-21.72%	to	-21.72%
December 31, 2021	72	$38.39	to	$38.39	$2,777	0.24%	1.40%	to	1.40%	23.31%	to	23.31%

	Allspring VT Opportunity Fund (Class 2)
December 31, 2025	107	$43.49	to	$43.49	$4,670	0.05%	1.40%	to	1.40%	5.22%	to	5.22%
December 31, 2024	121	$41.33	to	$41.33	$4,998	0.05%	1.40%	to	1.40%	13.43%	to	13.43%
December 31, 2023	135	$36.44	to	$36.44	$4,910	0.00%	1.40%	to	1.40%	24.73%	to	24.73%
December 31, 2022	149	$29.21	to	$29.21	$4,345	0.00%	1.40%	to	1.40%	-21.91%	to	-21.91%
December 31, 2021	162	$37.41	to	$37.41	$6,053	0.04%	1.40%	to	1.40%	23.03%	to	23.03%

	AST ClearBridge Dividend Growth Portfolio (merged January 24, 2025)
December 31, 2025	—	$26.74	to	$34.49	$—	0.00%	0.65%	to	2.75%	3.48%	to	3.63%
December 31, 2024	2,090	$25.84	to	$33.29	$64,758	0.00%	0.65%	to	2.75%	13.49%	to	15.95%
December 31, 2023	2,354	$22.77	to	$28.71	$63,381	0.00%	0.65%	to	2.75%	11.19%	to	13.58%
December 31, 2022	2,350	$20.48	to	$25.27	$56,105	0.00%	0.65%	to	2.75%	-10.08%	to	-8.15%
December 31, 2021	2,790	$22.77	to	$27.51	$72,765	0.00%	0.65%	to	2.75%	23.04%	to	25.70%

	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2025	203	$10.27	to	$10.61	$2,153	3.93%	1.00%	to	1.25%	2.68%	to	2.94%
December 31, 2024	243	$10.01	to	$10.31	$2,500	4.92%	1.00%	to	1.25%	3.68%	to	3.94%
December 31, 2023	271	$9.65	to	$9.92	$2,686	4.63%	1.00%	to	1.25%	3.42%	to	3.68%
December 31, 2022	301	$9.33	to	$9.56	$2,877	1.19%	1.00%	to	1.25%	-0.06%	to	0.20%
December 31, 2021	296	$9.34	to	$9.55	$2,830	0.01%	1.00%	to	1.25%	-1.24%	to	-0.99%
A79

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2025	3	$15.63	to	$15.63	$50	1.53%	1.00%	to	1.00%	7.70%	to	7.70%
December 31, 2024	9	$14.52	to	$14.52	$125	5.60%	1.00%	to	1.00%	4.84%	to	4.84%
December 31, 2023	9	$13.85	to	$13.85	$123	5.17%	1.00%	to	1.00%	10.45%	to	10.45%
December 31, 2022	10	$12.54	to	$12.54	$124	5.36%	1.00%	to	1.00%	-10.91%	to	-10.91%
December 31, 2021	10	$14.07	to	$14.07	$147	9.10%	1.00%	to	1.00%	3.45%	to	3.45%

	AST Large-Cap Equity Portfolio
December 31, 2025	12,569	$30.23	to	$41.22	$483,565	0.00%	0.65%	to	3.05%	11.38%	to	14.14%
December 31, 2024	4,444	$28.14	to	$36.11	$150,117	0.00%	0.65%	to	2.75%	20.72%	to	23.34%
December 31, 2023	4,607	$23.31	to	$29.28	$127,099	0.00%	0.65%	to	2.75%	19.73%	to	22.30%
December 31, 2022	4,857	$19.47	to	$23.94	$110,138	0.00%	0.65%	to	2.75%	-19.27%	to	-17.53%
December 31, 2021	6,174	$24.12	to	$29.03	$170,350	0.00%	0.65%	to	2.75%	24.33%	to	27.01%

	AST Bond Portfolio 2025 (liquidated December 31, 2025)
December 31, 2025	—	$10.47	to	$13.46	$—	0.00%	1.00%	to	3.05%	1.17%	to	3.31%
December 31, 2024	1,709	$10.35	to	$13.03	$20,132	0.00%	1.00%	to	3.05%	2.13%	to	4.30%
December 31, 2023	250	$10.45	to	$12.49	$2,830	0.00%	1.00%	to	2.75%	2.92%	to	4.77%
December 31, 2022	388	$10.15	to	$11.92	$4,288	0.00%	1.00%	to	2.75%	-11.25%	to	-9.65%
December 31, 2021	93	$11.16	to	$13.20	$1,139	0.00%	1.00%	to	3.05%	-5.82%	to	-3.82%

	AST Bond Portfolio 2026
December 31, 2025	1,957	$9.08	to	$11.42	$20,402	0.00%	1.00%	to	3.05%	1.98%	to	4.14%
December 31, 2024	1,540	$8.90	to	$10.97	$15,728	0.00%	1.00%	to	3.05%	1.36%	to	3.52%
December 31, 2023	1,901	$8.78	to	$10.60	$18,838	0.00%	1.00%	to	3.05%	2.71%	to	4.88%
December 31, 2022	2,288	$8.55	to	$10.10	$21,572	0.00%	1.00%	to	3.05%	-13.40%	to	-11.58%
December 31, 2021	2,372	$9.87	to	$11.43	$25,560	0.00%	1.00%	to	3.05%	-6.78%	to	-4.80%

	AST Bond Portfolio 2027
December 31, 2025	2,934	$9.24	to	$11.04	$29,826	0.00%	1.00%	to	2.75%	3.08%	to	4.93%
December 31, 2024	3,561	$8.96	to	$10.52	$34,673	0.00%	1.00%	to	2.75%	0.91%	to	2.74%
December 31, 2023	4,227	$8.67	to	$10.24	$40,314	0.00%	1.00%	to	3.05%	2.30%	to	4.46%
December 31, 2022	4,736	$8.47	to	$9.81	$43,546	0.00%	1.00%	to	3.05%	-15.36%	to	-13.57%
December 31, 2021	3,610	$10.01	to	$11.34	$38,850	0.00%	1.00%	to	3.05%	-7.50%	to	-5.55%

	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)
December 31, 2025	1,056	$12.18	to	$15.33	$15,221	0.31%	0.65%	to	3.05%	31.63%	to	34.89%
December 31, 2024	1,208	$9.25	to	$11.36	$12,966	1.28%	0.65%	to	3.05%	2.74%	to	5.29%
December 31, 2023	1,413	$9.01	to	$10.79	$14,501	1.41%	0.65%	to	3.05%	0.65%	to	3.13%
December 31, 2022	1,362	$8.95	to	$10.47	$13,686	0.16%	0.65%	to	3.05%	-27.28%	to	-25.48%
December 31, 2021	1,550	$12.51	to	$14.04	$21,041	0.93%	0.65%	to	2.75%	-10.13%	to	-8.19%

	AST Bond Portfolio 2028
December 31, 2025	4,154	$9.22	to	$11.14	$43,165	0.00%	1.00%	to	3.05%	3.76%	to	5.96%
December 31, 2024	5,017	$8.89	to	$10.51	$49,530	0.00%	1.00%	to	3.05%	-0.53%	to	1.58%
December 31, 2023	6,127	$8.94	to	$10.35	$60,054	0.00%	1.00%	to	3.05%	2.30%	to	4.46%
December 31, 2022	7,615	$8.74	to	$9.90	$71,913	0.00%	1.00%	to	3.05%	-16.67%	to	-14.91%
December 31, 2021	5,445	$10.48	to	$11.64	$60,975	0.00%	1.00%	to	3.05%	-7.37%	to	-5.41%

	AST Bond Portfolio 2029
December 31, 2025	31	$9.72	to	$10.77	$319	0.00%	1.25%	to	2.50%	5.09%	to	6.44%
December 31, 2024	239	$9.25	to	$10.12	$2,278	0.00%	1.25%	to	2.50%	-1.08%	to	0.19%
December 31, 2023	350	$9.36	to	$10.25	$3,349	0.00%	1.00%	to	2.50%	2.99%	to	4.57%
December 31, 2022	503	$9.01	to	$9.80	$4,666	0.00%	1.00%	to	2.65%	-18.20%	to	-16.81%
December 31, 2021	—	$10.82	to	$11.79	$—	0.00%	1.00%	to	3.10%	-7.47%	to	-5.47%	(2)

	AST Bond Portfolio 2030
December 31, 2025	3,255	$9.63	to	$11.15	$34,771	0.00%	1.00%	to	3.05%	4.75%	to	6.96%
December 31, 2024	3,674	$9.19	to	$10.42	$36,984	0.00%	1.00%	to	3.05%	-2.09%	to	-0.01%
December 31, 2023	4,175	$9.39	to	$10.42	$42,281	0.00%	1.00%	to	3.05%	2.18%	to	4.33%
December 31, 2022	4,160	$9.19	to	$9.99	$40,749	0.00%	1.00%	to	3.05%	-19.66%	to	-17.96%
December 31, 2021	4,328	$11.44	to	$12.18	$51,992	0.00%	1.00%	to	3.05%	-7.12%	to	-5.16%

A80

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2031
December 31, 2025	2,966	$8.33	to	$9.44	$26,908	0.00%	1.00%	to	3.05%	5.13%	to	7.35%
December 31, 2024	3,457	$7.92	to	$8.80	$29,451	0.00%	1.00%	to	3.05%	-2.86%	to	-0.79%
December 31, 2023	3,812	$8.16	to	$8.87	$32,975	0.00%	1.00%	to	3.05%	2.16%	to	4.31%
December 31, 2022	4,522	$7.98	to	$8.50	$37,723	0.00%	1.00%	to	3.05%	-21.21%	to	-19.55%
December 31, 2021	3,392	$10.13	to	$10.57	$35,400	0.00%	1.00%	to	3.05%	-7.68%	to	-5.72%

	MFS® International Growth Portfolio (Service Class)
December 31, 2025	45	$17.44	to	$17.44	$790	1.01%	1.30%	to	1.30%	19.24%	to	19.24%
December 31, 2024	16	$14.63	to	$14.63	$228	0.91%	1.30%	to	1.30%	7.34%	to	7.34%
December 31, 2023	16	$13.63	to	$13.68	$216	0.51%	1.20%	to	1.30%	12.91%	to	13.03%
December 31, 2022	49	$12.07	to	$12.10	$594	0.27%	1.20%	to	1.30%	-16.28%	to	-16.20%
December 31, 2021	218	$14.42	to	$14.44	$3,151	0.46%	1.20%	to	1.30%	7.58%	to	7.68%

	MFS® Total Return Bond Series (Service Class)
December 31, 2025	291	$9.96	to	$9.96	$2,894	3.99%	1.30%	to	1.30%	5.55%	to	5.55%
December 31, 2024	195	$9.43	to	$9.43	$1,842	3.15%	1.30%	to	1.30%	0.99%	to	0.99%
December 31, 2023	69	$9.34	to	$9.34	$649	3.09%	1.30%	to	1.30%	5.74%	to	5.74%
December 31, 2022	316	$8.83	to	$8.86	$2,792	2.11%	1.20%	to	1.30%	-15.30%	to	-15.21%
December 31, 2021	661	$10.43	to	$10.45	$6,902	3.05%	1.20%	to	1.30%	-2.35%	to	-2.25%

	MFS® Total Return Series (Service Class)
December 31, 2025	66	$15.15	to	$15.15	$1,001	2.54%	1.30%	to	1.30%	9.47%	to	9.47%
December 31, 2024	63	$13.84	to	$13.84	$876	2.15%	1.30%	to	1.30%	6.06%	to	6.06%
December 31, 2023	60	$13.05	to	$13.05	$782	1.78%	1.30%	to	1.30%	8.79%	to	8.79%
December 31, 2022	66	$11.99	to	$12.03	$787	1.14%	1.20%	to	1.30%	-11.01%	to	-10.92%
December 31, 2021	704	$13.48	to	$13.50	$9,494	1.65%	1.20%	to	1.30%	12.36%	to	12.47%

	MFS® Value Series (Service Class)
December 31, 2025	270	$18.84	to	$18.95	$5,097	1.09%	1.20%	to	1.30%	11.30%	to	11.41%
December 31, 2024	223	$16.93	to	$16.93	$3,783	1.41%	1.30%	to	1.30%	9.90%	to	9.90%
December 31, 2023	186	$15.40	to	$15.46	$2,872	1.28%	1.20%	to	1.30%	6.24%	to	6.35%
December 31, 2022	226	$14.50	to	$14.54	$3,277	1.05%	1.20%	to	1.30%	-7.36%	to	-7.27%
December 31, 2021	799	$15.65	to	$15.68	$12,514	1.21%	1.20%	to	1.30%	23.53%	to	23.66%

	PSF PGIM Government Money Market Portfolio (Class III)
December 31, 2025	2,799	$10.85	to	$11.52	$32,240	3.71%	0.00%	to	1.30%	2.44%	to	3.79%
December 31, 2024	2,576	$10.59	to	$11.10	$28,592	4.63%	0.00%	to	1.30%	3.38%	to	4.75%
December 31, 2023	2,333	$10.25	to	$10.59	$24,712	4.53%	0.00%	to	1.30%	3.26%	to	4.62%
December 31, 2022	2,390	$9.92	to	$10.13	$24,206	0.64%	0.00%	to	1.30%	-0.10%	to	1.22%
December 31, 2021	11,017	$9.93	to	$10.00	$110,217	0.04%	0.00%	to	1.30%	-0.67%	to	0.04%

	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
December 31, 2025	504	$15.61	to	$17.02	$8,271	0.00%	0.65%	to	2.15%	2.54%	to	4.11%
December 31, 2024	577	$14.97	to	$16.35	$9,159	0.00%	0.65%	to	2.50%	21.11%	to	23.42%
December 31, 2023	648	$12.36	to	$13.25	$8,383	0.00%	0.65%	to	2.50%	10.33%	to	12.42%
December 31, 2022	764	$11.21	to	$11.78	$8,854	0.00%	0.65%	to	2.50%	-32.71%	to	-31.43%
December 31, 2021	910	$16.65	to	$17.18	$15,469	0.00%	0.65%	to	2.50%	16.12%	to	18.32%

	AST Global Bond Portfolio (merged February 7, 2025)
December 31, 2025	—	$8.52	to	$9.32	$—	0.00%	0.65%	to	2.75%	0.26%	to	0.48%
December 31, 2024	8,561	$8.50	to	$9.28	$77,195	0.00%	0.65%	to	2.75%	-0.11%	to	2.06%
December 31, 2023	8,800	$8.50	to	$9.09	$78,304	0.00%	0.65%	to	2.75%	3.37%	to	5.60%
December 31, 2022	8,383	$8.23	to	$8.61	$71,094	0.00%	0.65%	to	2.75%	-14.60%	to	-12.76%
December 31, 2021	10,543	$9.63	to	$9.87	$103,217	0.00%	0.65%	to	2.75%	-4.17%	to	-2.10%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2025	4,101	$7.36	to	$8.17	$32,581	0.00%	1.00%	to	3.05%	5.42%	to	7.65%
December 31, 2024	4,448	$6.98	to	$7.59	$33,085	0.00%	1.00%	to	3.05%	-3.68%	to	-1.63%
December 31, 2023	6,649	$7.25	to	$7.71	$50,604	0.00%	1.00%	to	3.05%	1.96%	to	4.11%
December 31, 2022	8,949	$7.11	to	$7.41	$65,726	0.00%	1.00%	to	3.05%	-22.60%	to	-20.97%
December 31, 2021	5,609	$9.18	to	$9.38	$52,363	0.00%	1.00%	to	3.05%	-8.16%	to	-6.24%

A81

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2033 (available January 3, 2022)
December 31, 2025	—	$7.85	to	$8.55	$—	0.00%	1.00%	to	3.10%	5.56%	to	7.85%	(2)
December 31, 2024	—	$7.54	to	$7.81	$—	0.00%	1.50%	to	2.65%	-4.42%	to	-3.28%
December 31, 2023	30	$7.89	to	$8.11	$243	0.00%	1.25%	to	2.65%	1.89%	to	3.35%
December 31, 2022	65	$7.74	to	$7.85	$505	0.00%	1.25%	to	2.60%	-22.55%	to	-21.48%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2034 (available January 3, 2023)
December 31, 2025	90	$10.05	to	$10.70	$958	0.00%	1.00%	to	3.05%	5.77%	to	8.01%
December 31, 2024	35	$9.50	to	$9.91	$337	0.00%	1.00%	to	3.05%	-5.50%	to	-3.49%
December 31, 2023	3	$10.09	to	$10.27	$28	0.00%	1.00%	to	2.75%	0.89%	to	2.68%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2035 (available January 2, 2024)
December 31, 2025	106	$10.09	to	$10.46	$1,103	0.00%	1.00%	to	2.75%	6.21%	to	8.12%
December 31, 2024	20	$9.50	to	$9.67	$188	0.00%	1.00%	to	2.75%	-4.97%	to	-3.27%
December 31, 2023	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2036 (available January 2, 2025)
December 31, 2025	13	$10.60	to	$10.68	$141	0.00%	1.00%	to	1.75%	6.02%	to	6.83%
December 31, 2024	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2023	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2025 or for the periods indicated within.

(1)	Amount is less than 0.01%.

(2)	Total return reflects the return had there been contract owners in the subaccount during the period.

A82

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)
Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to FLIAC.

Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.

Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.

Distribution Charge - The distribution charge is deducted by the Account on certain contracts for a specified period of time. The distribution charge is intended to compensate FLIAC for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.

Annual Maintenance Fee - An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted. This charge is assessed through the redemption of units.

Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th transfer in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges - Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Refer to the prospectus for the contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year. These charges are assessed through the redemption of units.

Premium Taxes - Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts. Depending on the product, these charges are deducted before the net amount is allocated to the investment options in the Account or are assessed through the redemption of units at annuitization.

Optional Benefit Charges - Prior to November 18, 2002, PALAC offered certain optional benefits as riders to the various contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, PALAC, and now FLIAC, due to the sale, offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable). These charges are assessed through a reduction in unit values.

The following are the base and maximum combined insurance, distribution (when applicable), and optional benefit charges of the respective contracts.

A83

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Advisors Choice Advisors Select	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
FlexGuard	1.20%	1.30%
FlexGuard Income	1.20%	1.30%
PSA	1.40%	1.40%
Stagecoach VA	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%
A84

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B—(Continued)

Note 9:    Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including amounts transferred to individual subaccounts by the general account to cover greater longevity of annuitants for contracts in payout and remittance of remediation credits to contract owners.

Annuity payments represent periodic payments distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A85

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fortitude Life Insurance & Annuity Company and the Contract Owners of Fortitude Life Insurance & Annuity Company Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B as of the dates indicated in the table below, and the results of each of their operations, and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AST Large-Cap Growth Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Government Money Market Portfolio (1)	ProFund VP UltraNasdaq-100 (1)
AST Cohen & Steers Realty Portfolio (2)	ProFund VP UltraSmall-Cap (1)
AST J.P. Morgan Conservative Multi-Asset Portfolio (1)	ProFund VP Utilities (1)
AST High Yield Portfolio (3)	ProFund VP Large-Cap Growth (1)
AST Large-Cap Value Portfolio (1)	ProFund VP Large-Cap Value (1)
AST Small-Cap Equity Portfolio (1)	Rydex VT Nova Fund (1)
AST T. Rowe Price Natural Resources Portfolio (2)	Rydex VT NASDAQ-100® Fund (1)
AST MFS Global Equity Portfolio (2)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST International Equity Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST Aggressive Asset Allocation Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST Multi-Asset Diversified Plus Portfolio (1)	Allspring VT Index Asset Allocation Fund (Class 2) (1)
AST Balanced Asset Allocation Portfolio (1)	Allspring VT Small Cap Growth Fund (Class 2) (1)
AST Preservation Asset Allocation Portfolio (1)	AST PGIM Aggressive Multi-Asset Portfolio (1)
AST J.P. Morgan Moderate Multi-Asset Portfolio (1)	AST Multi-Asset Diversified Portfolio (1)
AST Core Fixed Income Portfolio (1)	AST Investment Grade Bond Portfolio (1)
Davis Equity Portfolio (1)	AST Emerging Markets Equity Portfolio (4)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	Allspring VT Discovery All Cap Growth Fund (Class 2) (1)
ProFund VP Asia 30 (1)	Allspring VT Discovery All Cap Growth Fund (Class 1) (1)
ProFund VP Banks (1)	Allspring VT Small Cap Growth Fund (Class 1) (1)
ProFund VP Bear (1)	AST Quantitative Modeling Portfolio (1)
ProFund VP Biotechnology (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Materials (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP UltraBull (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Bull (1)	Allspring VT Opportunity Fund (Class 1) (1)
ProFund VP Consumer Discretionary (1)	Allspring VT Opportunity Fund (Class 2) (1)
ProFund VP Consumer Staples (1)	AST ClearBridge Dividend Growth Portfolio (2)
ProFund VP Energy (1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1) (1)
ProFund VP Europe 30 (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Financials (1)	AST Large-Cap Equity Portfolio (1)
ProFund VP U.S. Government Plus (1)	AST Bond Portfolio 2025 (5)
ProFund VP Health Care (1)	AST Bond Portfolio 2026 (1)
A86

ProFund Access VP High Yield Fund (1)	AST Bond Portfolio 2027 (1)
ProFund VP Industrials (1)	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D) (1)
ProFund VP Internet (1)	AST Bond Portfolio 2028 (1)
ProFund VP Japan (1)	AST Bond Portfolio 2029 (1)
ProFund VP Precious Metals (1)	AST Bond Portfolio 2030 (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2031 (1)
ProFund VP Mid-Cap Value (1)	MFS® International Growth Portfolio (Service Class) (1)
ProFund VP Pharmaceuticals (1)	MFS® Total Return Bond Series (Service Class) (1)
ProFund VP Real Estate (1)	MFS® Total Return Series (Service Class) (1)
ProFund VP Rising Rates Opportunity (1)	MFS® Value Series (Service Class) (1)
ProFund VP Nasdaq-100 (1)	PSF PGIM Government Money Market Portfolio (Class III) (1)
ProFund VP Semiconductor (1)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (1)
ProFund VP Small-Cap Growth (1)	AST Global Bond Portfolio (3)
ProFund VP Short Mid-Cap (1)	AST Bond Portfolio 2032 (1)
ProFund VP Short Nasdaq-100 (1)	AST Bond Portfolio 2033 (1)
ProFund VP Short Small-Cap (1)	AST Bond Portfolio 2034 (1)
ProFund VP Small-Cap Value (1)	AST Bond Portfolio 2035 (6)
ProFund VP Technology (1)	AST Bond Portfolio 2036 (7)
ProFund VP Communication Services (1)
(1) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2) Statement of net assets as of January 24, 2025 (date of merger), statement of operations for the period January 1, 2025 to January 24, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to January 24, 2025 (date of merger) and for the year ended December 31, 2024.

(3) Statement of net assets as of February 7, 2025 (date of merger), statement of operations for the period January 1, 2025 to February 7, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to February 7, 2025 (date of merger) and for the year ended December 31, 2024.

(4) Statement of net assets as of January 10, 2025 (date of merger), statement of operations for the period January 1, 2025 to January 10, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to January 10, 2025 (date of merger) and for the year ended December 31, 2024.

(5) Statement of net assets as of December 31, 2025 (date of liquidation), statement of operations for the period January 1, 2025 to December 31, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025 to December 31, 2025 (date of liquidation) and for the year ended December 31, 2024.

(6) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025 and for the period January 2, 2024 (commencement of operations) to December 31, 2024.

(7) Statement of net assets as of December 31, 2025, statement of operations for the period January 2, 2025 (commencement of operations) to December 31, 2025, and statement of changes in net assets for the period January 2, 2025 (commencement of operations) to December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of the Fortitude Life Insurance & Annuity Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

A87

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds and investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 27, 2026

We have served as the auditor of one or more of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B since 2003.
A88